UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	February 29

Date of reporting period:	February 29, 2012

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

MUTUAL FUNDS

John Hancock

International Core Fund

Annual Report

2.29.12

A look at performance

Total returns for the period ended February 29, 2012

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since				Since
	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

Class A1	–13.29	–4.75	—	0.52	–13.29	–21.61	—	3.38

Class B2	–13.88	–4.76	—	0.61	–13.88	–21.65	—	3.97

Class C2	–10.31	–4.46	—	0.61	–10.31	–20.38	—	3.97

Class I2,3	–8.33	–3.31	—	1.80	–8.33	–15.50	—	12.22

Class R1[2,3]	–9.00	–3.96	—	1.07	–9.00	–18.30	—	7.14

Class R3[3,4]	–8.95	—	—	7.97	–8.95	—	—	23.71

Class R4[3,4]	–8.67	—	—	8.30	–8.67	—	—	24.76

Class R5[3,4]	–8.38	—	—	8.63	–8.38	—	—	25.82

Class R6[3,5]	–8.23	–3.20	—	2.04	–8.23	–15.02	—	13.92

Class 1[3,6]	–8.27	–3.25	—	–1.63	–8.27	–15.23	—	–8.36

Class NAV [3,7]	–8.24	–3.20	—	–0.91	–8.24	–15.02	—	–4.90

Performance figures assume all dividends have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, Class R1, Class R3, Class R4, Class R5, Class R6, Class 1 and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 6-30-12 for Class C, Class R1, Class R3, Class R4 and Class R5 shares. For Class R6 shares the fee waivers and expense limitations are contractual at least until 6-30-13. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R3	Class R4	Class R5	Class R6	Class 1	Class NAV
Net (%)	1.60	2.23	2.30	1.15	1.90	1.80	1.50	1.20	1.10	1.07	1.02
Gross (%)	1.60	2.23	2.41	1.15	6.67	43.50	43.17	30.63	1.10	1.07	1.02

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

6	International Core Fund | Annual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B [8]	9-16-05	$10,397	$10,397	$11,996

Class C8	9-16-05	10,397	10,397	11,996

Class I [3]	9-16-05	11,222	11,222	11,996

Class R1 [3]	9-16-05	10,714	10,714	11,996

Class R3[3]	5-22-09	12,371	12,371	13,311

Class R4 [3]	5-22-09	12,476	12,476	13,311

Class R5 [3]	5-22-09	12,582	12,582	13,311

Class R6 [3]	9-16-05	11,392	11,392	11,996

Class 1 [3]	11-6-06	9,164	9,164	9,541

Class NAV [3]	8-29-06	9,510	9,510	9,987

MSCI EAFE Index (gross of foreign withholding tax on dividends) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The index consists of 21 developed market country indexes. It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 On 6-9-06, through a reorganization, the Fund acquired all of the assets of the GMO International Disciplined Equity Fund (the predecessor fund). The predecessor fund offered its Class III shares, inception date 9-16-05, in exchange for Class A shares, which were first offered on 6-12-06. The predecessor fund’s Class III shares returns have been recalculated to reflect the gross fees and expenses of Class A shares.

2 Class B, Class C, Class I and Class R1 shares were first offered on 6-12-06. Returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class B, Class C, Class I and Class R1 shares, respectively.

3 For certain types of investors, as described in the Fund’s prospectuses.

4 From 5-22-09.

5 Class R6 shares were first offered on 9-1-11. Returns prior to that date are those of Class A that have been recalculated to apply the gross fees and expenses of Class R6 shares.

6 From 11-6-06.

7 From 8-29-06.

8 No contingent deferred sales charge is applicable.

Annual report | International Core Fund	7

Management’s discussion of

Fund performance

By Grantham, Mayo, Van Otterloo & Co. LLC

Faced with multiple headwinds, most international developed stock markets lost ground during the 12 months ended February 29, 2012. Challenges included a major earthquake, tsunami and nuclear accident in Japan, partisan bickering over the U.S. debt ceiling, a downgrade of the U.S. sovereign debt rating and intensifying concern over debt-strapped eurozone nations, especially Greece. Greek stocks, a relatively small component of the Fund’s benchmark, the MSCI EAFE Index, lost more than half of their value during the period, while Italy saw its market decline by almost 25%. Key benchmark components Germany and France had losses of roughly 9% and 15%, respectively, while the United Kingdom performed relatively better, at 0%. Japan saw its stock market fall by about 10% during the period. Against this backdrop, the MSCI EAFE Index lost 7.01%, while the average large value fund monitored by Morningstar, Inc. declined 8.83%.

During the period, John Hancock International Core Fund’s Class A shares declined 8.73%, excluding sales charges. Our quality-adjusted valuation screen, one of our stock-picking tools, delivered mixed results, leading us to underweight financials, which helped performance, and underweight consumer staples, which hurt. The momentum part of our model struggled amid the period’s numerous sharp reversals. In geographical terms, the Fund benefited most from stock selection in France, the United Kingdom and Japan. Negatives included weak picks in Canada and exposure to Australia which hurt mainly because of a stronger dollar versus the U.S. At the stock level, overweighted positions in two power utilities headed the Fund’s list of detractors: Italy’s Enel SpA and Germany’s E.ON AG. Substantial amounts of debt and exposure to nuclear power hampered both stocks. Debt concerns also sidetracked Spanish telecom services carrier Telefonica SA. On the positive side, the U.K.’s GlaxoSmithKline PLC and France’s Sanofi S.A. — both makers of pharmaceuticals — were the Fund’s two largest relative contributors. Additionally, the Fund got a boost from a small out-of-benchmark stake in French specialty chemical firm Rhodia SA, which was bought by a competitor.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

8	International Core Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2011 with the same investment held until February 29, 2012.

	Account value	Ending value on	Expenses paid during
	on 9-1-11	2-29-12	period ended 2-29-12[1]

Class A	$1,000.00	$1,012.50	$8.06

Class B	1,000.00	1,009.10	11.49

Class C	1,000.00	1,008.70	11.49

Class I	1,000.00	1,014.40	6.06

Class R1	1,000.00	1,011.20	9.50

Class R3	1,000.00	1,011.60	9.00

Class R4	1,000.00	1,013.20	7.51

Class R5	1,000.00	1,014.50	6.01

Class R6	1,000.00	1,014.90	5.56

Class 1	1,000.00	1,014.90	5.51

Class NAV	1,000.00	1,015.30	5.26

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | International Core Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2011, with the same investment held until February 29, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value on	Expenses paid during
	on 9-1-11	2-29-12	period ended 2-29-12[1]

Class A	$1,000.00	$1,016.90	$8.07

Class B	1,000.00	1,013.40	11.51

Class C	1,000.00	1,013.40	11.51

Class I	1,000.00	1,018.80	6.07

Class R1	1,000.00	1,015.40	9.52

Class R3	1,000.00	1,015.90	9.02

Class R4	1,000.00	1,017.40	7.52

Class R5	1,000.00	1,018.90	6.02

Class R6	1,000.00	1,019.30	5.57

Class 1	1,000.00	1,019.40	5.52

Class NAV	1,000.00	1,019.60	5.27

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.61%, 2.30%, 2.30%, 1.21%, 1.90%, 1.80%, 1.50%, 1.20%, 1.11%, 1.10% and 1.05% for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4, Class R5, Class R6, Class 1 and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

10	International Core Fund | Annual report

Portfolio summary

Top 10 Holdings (23.3% of Net Assets on 2-29-12)[1,2]

Total SA	4.1%	ENI SpA	2.0%

Sanofi	3.8%	Novartis AG	1.6%

GlaxoSmithKline PLC	2.8%	Vodafone Group PLC	1.5%

AstraZeneca PLC	2.7%	Enel SpA	1.4%

E.ON AG	2.0%	Nestle SA	1.4%

Sector Composition[1,3]

Health Care	15.8%	Consumer Staples	8.4%

Energy	13.5%	Utilities	6.9%

Financials	11.4%	Materials	5.6%

Consumer Discretionary	10.2%	Information Technology	3.7%

Telecommunication Services	9.9%	Short-Term Investments & Other	5.0%

Industrials	9.6%

Top 10 Countries[1,2,3]

Japan	22.5%	Australia	5.0%

United Kingdom	18.9%	Switzerland	4.7%

France	11.1%	Spain	4.6%

Germany	7.0%	Netherlands	4.2%

Italy	5.3%	Canada	3.0%

1 As a percentage of net assets on 2-29-12.

2 Cash and cash equivalents not included.

3 International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | International Core Fund	11

Fund’s investments

As of 2-29-12

	Shares	Value

Common Stocks 94.34%	$1,496,049,817

(Cost $1,521,078,586)

Australia 5.02%		79,596,747

Billabong International, Ltd. (L)	593,423	1,921,511

BlueScope Steel, Ltd.	1,756,432	786,496

Charter Hall Office REIT (L)	721,379	2,364,495

Commonwealth Bank of Australia	90,252	4,757,586

Dexus Property Group	2,406,468	2,297,408

Goodman Fielder, Ltd.	2,440,896	1,695,515

Goodman Group	3,899,173	2,881,923

GPT Group	844,429	2,807,479

Iluka Resources, Ltd.	181,294	3,209,310

Investa Office Fund	2,858,010	1,909,308

JB Hi-Fi, Ltd. (L)	39,757	482,705

Mirvac Group	1,377,257	1,762,992

National Australia Bank, Ltd.	78,364	1,974,779

OneSteel, Ltd., ADR	1,947,049	2,171,891

Pacific Brands, Ltd.	1,084,476	826,268

Qantas Airways, Ltd. (I)	545,616	1,007,658

QBE Insurance Group, Ltd.	765,602	9,538,723

Resolute Mining, Ltd. (I)	625,002	1,370,223

Stockland	981,132	3,317,624

TABCORP Holdings, Ltd.	615,264	1,789,096

Telstra Corp., Ltd.	4,340,327	15,328,517

Wesfarmers, Ltd.	206,164	6,398,630

Westpac Banking Corp.	404,337	8,996,610

Austria 0.65%		10,364,086

Andritz AG	24,399	2,415,915

OMV AG	126,840	4,719,415

Raiffeisen Bank International AG (L)	34,324	1,238,909

Voestalpine AG	56,327	1,989,847

Belgium 0.68%		10,714,153

Ageas	601,604	1,274,726

Anheuser-Busch InBev NV	48,405	3,253,330

Belgacom SA	86,914	2,767,649

Colruyt SA	41,797	1,636,872

Delhaize Group SA	14,448	794,533

Mobistar SA	20,627	987,043

12	International Core Fund | Annual report	See notes to financial statements

	Shares	Value
Bermuda 0.11%		$1,719,515

Golden Ocean Group, Ltd.	550,900	515,659

Lancashire Holdings, Ltd.	98,879	1,203,856

Canada 2.98%		47,173,415

BCE, Inc. (L)	88,900	3,642,434

Canadian National Railway Company	44,800	3,451,970

Canadian Natural Resources, Ltd.	216,400	8,033,121

Canadian Pacific Railway, Ltd.	13,400	1,004,069

Enbridge, Inc.	112,500	4,338,774

Encana Corp. (L)	346,300	7,055,847

First Quantum Minerals, Ltd.	88,400	2,022,716

Husky Energy, Inc.	45,200	1,221,078

IGM Financial, Inc.	41,800	1,930,206

Methanex Corp.	42,500	1,332,407

Metro, Inc.	36,600	1,896,120

National Bank of Canada	16,165	1,259,284

Precision Drilling Corp. (I)	101,257	1,225,993

Research In Motion, Ltd. (I)	237,700	3,370,490

RONA, Inc.	74,400	704,561

Sun Life Financial, Inc. (Toronto Stock Exchange) (L)	213,100	4,684,345

China 0.07%		1,090,749

Yangzijiang Shipbuilding Holdings, Ltd.	1,011,000	1,090,749

Denmark 0.30%		4,715,063

D/S Norden A/S	15,026	441,413

Novo Nordisk A/S	30,460	4,273,650

Finland 0.41%		6,566,225

Neste Oil OYJ	90,288	1,110,135

Nokia OYJ	1,035,944	5,456,090

France 11.11%		176,156,768

Air France KLM (I)(L)	364,667	2,150,448

Alcatel-Lucent (I)	15,210	38,101

Archos SA (I)(L)	50,259	594,650

Arkema SA	41,507	3,798,382

Artprice.com (I)(L)	7,340	481,752

BNP Paribas SA	33,222	1,614,119

Cie Generale d’Optique Essilor International SA	28,076	2,235,868

Cie Generale des Etablissements Michelin	25,572	1,763,374

Dassault Systemes SA	25,987	2,158,712

France Telecom SA	264,857	4,050,132

Lagardere SCA	70,447	2,106,670

LVMH Moet Hennessy Louis Vuitton SA	21,470	3,606,957

PagesJaunes Groupe (L)	196,905	697,529

Peugeot SA	105,654	2,114,254

Rallye SA	22,155	808,197

Renault SA	90,587	4,790,248

Safran SA	52,116	1,746,987

Sanofi	808,678	59,856,960

Societe Generale SA	79,117	2,544,755

See notes to financial statements	Annual report | International Core Fund	13

	Shares	Value
France (continued)

SOITEC (I)(L)	46,064	$306,561

Total SA	1,163,207	65,111,067

Unibail-Rodamco SE	16,685	3,222,218

Valeo SA	29,428	1,583,308

Vivendi SA	298,649	6,404,402

Wendel SA	28,172	2,371,117

Germany 6.39%		101,405,030

Adidas AG	42,270	3,317,719

Aurubis AG (L)	51,738	3,078,374

BASF SE	102,076	8,951,853

Bayerische Motoren Werke (BMW) AG	56,913	5,263,730

Bilfinger Berger SE	27,734	2,711,876

Continental AG (I)	11,907	1,083,269

Deutsche Lufthansa AG	97,100	1,346,827

Deutsche Post AG	86,026	1,509,312

E.ON AG	1,358,888	31,288,290

Fresenius Medical Care AG & Company KGaA	44,225	3,097,004

Fresenius SE & Company KGaA	41,267	4,265,219

GEA Group AG	77,951	2,631,935

Gildemeister AG (I)	20,457	329,752

Kloeckner & Company SE	51,701	797,595

Lanxess AG	25,733	1,923,157

Leoni AG	71,858	3,600,296

Linde AG	19,147	3,180,311

Puma SE	4,903	1,701,041

RWE AG	176,219	8,014,822

Salzgitter AG	33,918	2,072,776

SAP AG	66,289	4,473,425

SGL Carbon SE (I)(L)	17,678	856,972

Software AG	46,365	1,761,706

Suedzucker AG	67,894	1,965,771

Volkswagen AG	12,883	2,181,998

Greece 0.21%		3,295,380

Alpha Bank AE (I)	5,675	9,788

National Bank of Greece SA (I)	4,283	13,113

OPAP SA	272,999	2,419,320

Public Power Corp. SA	184,078	853,159

Hong Kong 1.69%		26,838,246

AIA Group, Ltd.	690,400	2,612,945

CLP Holdings, Ltd.	704,699	6,239,650

Esprit Holdings, Ltd. (L)	1,373,095	3,077,920

Galaxy Entertainment Group, Ltd. (I)	781,000	1,906,479

Hong Kong & China Gas Company, Ltd.	841,443	2,145,196

Melco International Development Ltd. (I)	1,827,000	1,795,324

Pacific Basin Shipping, Ltd.	1,614,121	835,204

Power Assets Holdings, Ltd.	656,854	4,899,068

Sino-Forest Corp. (I)	26,210	9,010

Swire Pacific, Ltd., Class A	130,000	1,471,190

14	International Core Fund | Annual report	See notes to financial statements

	Shares	Value
Hong Kong (continued)

Swire Properties, Ltd.	122,500	$301,346

Yue Yuen Industrial Holdings, Ltd.	454,380	1,544,914

Ireland 1.19%		18,945,069

C&C Group PLC	199,547	974,020

C&C Group PLC — London Exchange	5,405	26,298

CRH PLC	254,112	5,429,444

DCC PLC	64,511	1,656,889

Experian PLC	2,439	36,637

Kerry Group PLC	65,864	2,806,735

Paddy Power PLC	34,345	2,043,156

Paddy Power PLC — London Exchange	2,971	176,649

Shire PLC	166,003	5,795,241

Israel 0.12%		1,857,593

Africa Israel Investments, Ltd. (I)	248,950	821,064

Cellcom Israel, Ltd.	14,595	197,722

Mellanox Technologies, Ltd. (I)	5,777	221,022

Partner Communications Company, Ltd.	84,490	617,785

Italy 5.28%		83,729,888

Banco Popolare Societa Cooperativa (L)	1,795,448	3,292,693

BGP Holdings PLC	2,714,128	4

Davide Campari Milano SpA	240,064	1,795,862

Enel SpA	5,705,693	22,864,559

ENI SpA	1,336,794	30,863,686

Exor SpA	43,258	1,085,451

Finmeccanica SpA (L)	891,428	4,503,338

Fondiaria-Sai SpA (I)(L)	220,301	404,236

Italcementi SpA — RSP	41,228	133,868

Lottomatica SpA (I)	40,951	695,316

Mediaset SpA	222,143	657,645

Milano Assicurazioni SpA (I)	1,508,781	573,280

Pirelli & C. SpA	209,307	2,176,824

Recordati SpA	89,392	678,199

Saipem SpA	13,152	663,976

Snam Rete Gas SpA	525,056	2,539,681

Telecom Italia SpA	3,985,722	4,585,644

Telecom Italia SpA, RSP	3,930,583	3,715,501

Terna Rete Elettrica Nazionale SpA	453,146	1,705,488

Tod’s SpA	7,733	794,637

Japan 22.53%		357,254,166

Advance Residence Investment Corp.	423	785,304

AEON Company, Ltd. (L)	495,600	6,280,913

AEON Credit Service Company, Ltd.	88,100	1,273,870

Aiful Corp. (I)(L)	451,700	779,395

Alps Electric Company, Ltd.	323,046	2,896,637

Anritsu Corp. (L)	253,000	3,037,662

Asahi Group Holdings, Ltd.	90,800	1,986,137

Astellas Pharma, Inc.	184,700	7,597,111

See notes to financial statements	Annual report | International Core Fund	15

	Shares	Value
Japan (continued)

Bandai Namco Holdings, Inc.	120,400	$1,682,061

Bridgestone Corp.	212,500	5,123,662

Calsonic Kansei Corp.	258,000	1,493,854

CAPCOM Company, Ltd.	53,000	1,175,085

Circle K Sunkus Company, Ltd.	35,200	770,294

Cosmo Oil Company, Ltd.	469,000	1,362,776

Daikyo, Inc. (I)	1,022,000	2,631,738

Daito Trust Construction Company, Ltd.	113,800	10,030,749

Dena Company, Ltd.	46,300	1,508,074

DIC Corp.	322,000	662,905

Digital Garage, Inc. (I)	236	606,523

Don Quijote Company, Ltd.	61,400	2,121,671

East Japan Railway Company	28,100	1,802,333

EDION Corp.	134,200	975,674

Eisai Company, Ltd.	104,280	4,218,434

Electric Power Development Company, Ltd.	39,100	997,040

FANUC Corp.	20,600	3,743,497

Fast Retailing Company, Ltd. (L)	23,000	4,767,259

Fuji Electric Company, Ltd.	329,000	849,410

Fuji Heavy Industries, Ltd.	127,116	962,220

Fuji Oil Company, Ltd.	52,400	719,862

Gree, Inc. (L)	127,200	3,980,890

Gunze, Ltd.	223,000	691,811

Hanwa Company, Ltd.	183,000	853,928

Haseko Corp. (I)	1,877,000	1,378,568

Hikari Tsushin, Inc.	33,500	945,115

Hitachi, Ltd.	851,000	4,956,163

Honda Motor Company, Ltd.	12	458

Inpex Corp.	621	4,384,598

ITOCHU Corp.	660,200	7,529,403

Japan Tobacco, Inc.	537	2,853,586

JFE Holdings, Inc.	201,100	4,243,477

JGC Corp.	58,000	1,679,468

Juki Corp. (L)	240,000	522,750

JVC Kenwood Holdings, Ltd. (I)	123,800	570,967

JX Holdings, Inc.	1,939,000	12,185,487

K’s Holding Corp.	100,400	3,352,599

Kajima Corp.	1,617,000	4,977,655

Kakaku.com, Inc.	51,000	1,494,438

Kao Corp.	202,450	5,183,577

Kawasaki Kisen Kaisha, Ltd. (L)	1,052,000	2,219,941

KDDI Corp.	2,084	13,243,690

Kinugawa Rubber Industrial Company, Ltd.	148,000	1,109,127

Konami Corp.	100,523	2,767,213

Lawson, Inc.	36,400	2,141,377

Leopalace21 Corp. (I)(L)	421,700	1,028,873

Makino Milling Machine Company, Ltd.	172,000	1,292,420

Marubeni Corp.	634,824	4,508,417

16	International Core Fund | Annual report	See notes to financial statements

	Shares	Value
Japan (continued)

Mazda Motor Corp. (I)(L)	1,244,000	$2,060,729

Mitsubishi Chemical Holdings Corp.	806,500	4,651,349

Mitsubishi Corp.	162,795	3,989,371

Mitsubishi Heavy Industries, Ltd.	469,000	2,197,661

Mitsubishi UFJ Lease & Finance Company, Ltd.	42,500	1,816,773

Mitsui & Company, Ltd.	149,400	2,577,755

Mitsui Mining & Smelting Company, Ltd.	548,000	1,662,608

Mitsui O.S.K. Lines, Ltd.	507,000	2,313,892

Mizuho Financial Group, Inc.	2,763,400	4,629,236

Nachi-Fujikoshi Corp.	128,000	705,649

NET One Systems Company, Ltd.	847	2,092,189

Nintendo Company, Ltd.	14,300	2,092,458

Nippon Chemi-Con Corp. (L)	234,000	975,995

Nippon Light Metal Company, Ltd.	1,132,000	1,729,902

Nippon Paper Group, Inc. (L)	87,000	1,867,029

Nippon Steel Corp.	1,838,000	5,284,719

Nippon Telegraph & Telephone Corp.	354,400	16,705,053

Nippon Yusen Kabushiki Kaisha	893,000	2,663,415

Nipro Corp. (L)	99,300	757,126

Nissan Motor Company, Ltd.	238,200	2,450,075

Nisshinbo Holdings, Inc.	95,000	904,999

Nitori Holdings Company, Ltd.	26,200	2,215,197

Nitto Boseki Company, Ltd.	223,000	752,344

NTT DoCoMo, Inc.	3,933	6,700,566

Obayashi Corp.	387,000	1,742,802

OKUMA Corp.	128,000	1,067,812

ORIX Corp.	28,660	2,765,011

Osaka Gas Company, Ltd.	594,120	2,276,853

Penta-Ocean Construction Company, Ltd. (L)	694,000	2,309,959

Point, Inc.	29,230	1,096,053

Resona Holdings, Inc.	2,331,500	11,145,810

Ricoh Company, Ltd.	156,000	1,426,607

Round One Corp.	237,400	1,552,813

Ryohin Keikaku Company, Ltd.	36,000	1,715,172

Sankyo Company, Ltd.	54,000	2,591,121

Sanrio Company, Ltd. (L)	46,500	1,902,164

SCSK Corp.	50,300	770,922

Sega Sammy Holdings, Inc.	116,300	2,197,597

Seven & I Holdings Company, Ltd.	141,400	3,909,812

Shimamura Company, Ltd.	12,600	1,378,848

Ship Healthcare Holdings, Inc.	21,400	411,590

Showa Shell Sekiyu KK	128,900	870,291

Sojitz Corp.	1,530,300	2,830,898

Sumitomo Corp.	790,100	11,735,976

Sumitomo Osaka Cement Company, Ltd.	406,000	1,223,887

Taiheiyo Cement Corp.	2,185,000	4,661,955

Taisei Corp.	1,541,000	4,062,947

Takeda Pharmaceutical Company, Ltd.	480,489	21,710,818

See notes to financial statements	Annual report | International Core Fund	17

	Shares	Value
Japan (continued)

The Daiei, Inc. (I)(L)	197,000	$701,117

Toho Zinc Company, Ltd.	246,000	1,086,495

Tokyo Gas Company, Ltd.	397	1,809

Tokyo Steel Manufacturing Company, Ltd.	700	5,884

Tokyo Tatemono Company, Ltd.	638,000	2,597,191

TonenGeneral Sekiyu KK	134,133	1,236,952

Toray Industries, Inc.	525,000	3,719,601

Tosoh Corp.	400,000	1,169,428

Toyota Tsusho Corp.	253,800	5,101,605

UNY Company, Ltd.	287,700	2,873,296

USS Company, Ltd.	19,790	1,939,690

West Japan Railway Company	31,400	1,281,026

Yahoo! Japan Corp.	5,501	1,734,495

Yamada Denki Company, Ltd.	122,260	7,954,596

Yamato Transport Company, Ltd.	79,300	1,252,141

Zeon Corp.	54,000	506,886

Jersey, C.I. 0.22%		3,546,754

Randgold Resources, Ltd.	30,960	3,546,754

Netherlands 4.17%		66,080,209

Aegon NV (I)	562,357	2,936,047

ASML Holding NV	26,477	1,215,705

CSM NV	44,724	841,062

European Aeronautic Defence & Space Company NV	158,498	5,758,119

ING Groep NV, ADR (I)	711,213	6,285,752

Koninklijke BAM Groep NV	335,564	1,585,269

Royal Dutch Shell PLC, B Shares	581,098	21,564,359

Royal Dutch Shell PLC, Class A (London Stock Exchange)	417,282	15,160,062

Unilever NV	297,792	9,883,720

Wereldhave NV	11,378	850,114

New Zealand 0.63%		9,970,526

Chorus, Ltd.	710,572	1,928,847

Fletcher Building, Ltd. (New Zealand Exchange)	361,491	1,963,427

Telecom Corp. of New Zealand, Ltd.	3,403,979	6,078,252

Norway 0.15%		2,370,480

Telenor ASA	47,039	868,642

TGS Nopec Geophysical Company ASA	51,996	1,501,838

Portugal 0.28%		4,455,258

Electricidade de Portugal SA	749,378	2,184,591

Jeronimo Martins SGPS SA (I)	122,957	2,270,667

Singapore 1.49%		23,627,531

CapitaCommercial Trust	640,000	603,938

Ezra Holdings, Ltd. (I)	918,000	911,094

Golden Agri-Resources, Ltd.	9,632,000	5,591,520

Jaya Holdings, Ltd. (I)	876,000	399,976

Midas Holdings, Ltd. (L)	638,000	199,753

Oversea-Chinese Banking Corp., Ltd.	101,987	728,139

Singapore Exchange, Ltd.	453,000	2,597,820

18	International Core Fund | Annual report	See notes to financial statements

	Shares	Value
Singapore (continued)

Singapore Press Holdings, Ltd.	786,000	$2,375,813

Singapore Telecommunications, Ltd.	3,618,350	9,148,062

Swiber Holdings, Ltd. (I)(L)	912,000	513,458

Venture Corp., Ltd.	83,000	557,958

Spain 4.61%		73,079,796

Banco Popular Espanol SA (L)	999,953	4,100,455

Banco Santander SA (I)	1,455,409	12,067,040

Ferrovial SA	189,528	2,398,424

Fomento de Construcciones y Contratas SA	62,127	1,573,985

Gas Natural SDG SA	447,634	7,564,727

Grifols SA (I)	123,564	2,571,677

Grifols SA, B Shares (I)	12,356	174,694

Iberdrola SA	946,393	5,592,343

Inditex SA	75,648	6,994,300

Red Electrica De Espana	27,151	1,371,744

Repsol YPF SA	243,108	6,333,521

Telefonica SA	1,310,546	22,336,886

Sweden 0.55%		8,763,057

Boliden AB	100,286	1,752,403

Investor AB, B Shares	152,520	3,390,807

NCC AB	62,019	1,377,754

Swedbank AB, Class A	131,326	2,242,093

Switzerland 4.65%		73,791,462

Nestle SA	369,854	22,601,625

Novartis AG	464,485	25,317,832

Roche Holdings AG	114,947	19,997,394

The Swatch Group AG, BR Shares	8,041	3,642,176

Wolseley PLC	57,595	2,232,435

United Kingdom 18.85%		298,942,651

3i Group PLC	362,926	1,093,198

Aggreko PLC	87,935	3,096,396

Amlin PLC	244,715	1,367,681

ARM Holdings PLC	435,088	3,940,381

ASOS PLC (I)	42,436	1,237,414

Associated British Foods PLC	91,547	1,744,742

AstraZeneca PLC	941,827	42,192,449

Aviva PLC (I)	391,593	2,293,099

BAE Systems PLC	1,894,360	9,425,651

Barclays PLC	4,849,986	18,888,654

BG Group PLC	180,125	4,343,952

BP PLC	2,437,540	19,131,564

British American Tobacco PLC	427,804	21,622,063

BT Group PLC	3,701,806	12,644,567

Burberry Group PLC	295,601	6,626,888

Cobham PLC	548,940	1,636,809

Cookson Group PLC	104,076	1,115,036

Diageo PLC	275,310	6,576,037

See notes to financial statements	Annual report | International Core Fund	19

	Shares	Value
United Kingdom (continued)

Dixons Retail PLC (I)	1,483,486	$352,574

Drax Group PLC	366,709	3,025,988

Electrocomponents PLC	115,029	442,051

FirstGroup PLC	373,292	1,746,846

GlaxoSmithKline PLC	1,993,824	43,968,318

Home Retail Group PLC	1,661,027	2,689,681

HSBC Holdings PLC	1,544	13,633

IMI PLC	154,196	2,377,467

Imperial Tobacco Group PLC	125,692	4,980,979

ITV PLC	254,835	347,793

Jazztel PLC (I)	245,020	1,399,490

Ladbrokes PLC	13,856	33,043

Legal & General Group PLC	1,087,837	2,089,159

Lloyds Banking Group PLC (I)	7,661,266	4,254,414

National Express Group PLC	100,913	374,930

Next PLC	138,713	6,117,643

Pearson PLC	182,848	3,485,061

Prudential PLC	64,212	727,284

Punch Taverns PLC (I)	644,963	115,431

Reckitt Benckiser Group PLC	48,446	2,682,080

Rio Tinto PLC	123,972	7,058,389

Rolls-Royce Holdings PLC (I)	302,692	3,920,541

Royal Bank of Scotland Group PLC (I)	4,707,046	2,092,240

SABMiller PLC	55,897	2,262,130

Scottish & Southern Energy PLC	202,971	4,162,487

Smith & Nephew PLC	186,667	1,833,909

Spirit Pub Company PLC (I)	582,690	537,270

Tate & Lyle PLC	139,270	1,545,384

Taylor Wimpey PLC (I)	428,293	337,970

The Sage Group PLC	404,387	1,995,374

The Weir Group PLC	114,728	3,844,726

Thomas Cook Group PLC (L)	2,004,884	901,634

Trinity Mirror PLC (I)	140,795	102,971

Tullett Prebon PLC	142,203	725,142

United Utilities Group PLC	109,843	1,067,883

Vodafone Group PLC	8,866,109	23,955,879

William Hill PLC	620,167	2,212,583

Yell Group PLC (I)(L)	2,616,973	185,693

	Shares	Value

Preferred Securities 0.63%		$10,067,610

(Cost $8,307,254)

Germany 0.63%		10,067,610

Bayerische Motoren Werke (BMW) AG	12,011	711,784

Porsche Automobil Holding SE	86,927	5,657,783

Volkswagen AG	19,780	3,698,043

20	International Core Fund | Annual report	See notes to financial statements

	Yield (%)	Shares	Value

Securities Lending Collateral 4.20%			$66,581,092

(Cost $66,576,604)
John Hancock Collateral Investment Trust (W)	0.3743 (Y)	6,651,790	66,581,092

	Yield (%)	Par value	Value

Short-Term Investments 3.64%			$57,665,090

(Cost $57,665,090)

Money Market Funds 3.64%			57,665,090

State Street Institutional Treasury Money
Market Fund	0.0000 (Y)	$57,665,090	57,665,090

Total investments (Cost $1,653,627,534)† 102.81%		$1,630,363,609

Other assets and liabilities, net (2.81%)			($44,588,467)

Total net assets 100.00%		$1,585,775,142

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

REIT Real Estate Investment Trust

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 2-29-12.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 2-29-12.

† At 2-29-12, the aggregate cost of investment securities for federal income tax purposes was $1,668,723,964. Net unrealized depreciation aggregated $38,360,355, of which $121,304,967 related to appreciated investment securities and ($159,665,322) related to depreciated investment securities.

The Fund had the following sector composition as a percentage of net assets on 2-29-12:

Health Care	15.8%
Energy	13.5%
Financials	11.4%
Consumer Discretionary	10.2%
Telecommunication Services	9.9%
Industrials	9.6%
Consumer Staples	8.4%
Utilities	6.9%
Materials	5.6%
Information Technology	3.7%
Short-Term Investments & Other	5.0%

See notes to financial statements	Annual report | International Core Fund	21

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-29-12

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,587,050,930)
including $63,008,305 of securities loaned)	$1,563,782,517
Investments in affiliated issuers, at value (Cost $66,576,604)	66,581,092

Total investments, at value (Cost $1,653,627,534)	1,630,363,609
Foreign currency, at value (Cost $1,315,257)	1,330,504
Cash held at broker for futures contracts	10,796,405
Receivable for fund shares sold	3,505,863
Receivable for forward foreign currency exchange contracts	1,426,195
Dividends and interest receivable	8,040,647
Receivable for securities lending income	114,646
Receivable due from adviser	128
Other receivables and prepaid expenses	159,749

Total assets	1,655,737,746

Liabilities

Payable for forward foreign currency exchange contracts	608,518
Payable for fund shares repurchased	1,673,328
Payable upon return of securities loaned	66,532,524
Payable for futures variation margin	337,311
Payable to affiliates
Accounting and legal services fees	52,839
Transfer agent fees	102,650
Distribution and service fees	15
Trustees’ fees	34,198
Other liabilities and accrued expenses	621,221

Total liabilities	69,962,604

Net assets

Paid-in capital	$1,813,274,258
Undistributed net investment income	11,462,292
Accumulated net realized gain (loss) on investments, futures contracts and
foreign currency transactions	(219,442,851)
Net unrealized appreciation (depreciation) on investments, futures
contracts and translation of assets and liabilities in foreign currencies	(19,518,557)

Net assets	$1,585,775,142

22	International Core Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($373,532,884 ÷ 13,475,711 shares)	$27.72
Class B ($3,687,394 ÷ 133,543 shares)[1]	$27.61
Class C ($4,386,410 ÷ 158,844 shares)[1]	$27.61
Class I ($411,313,070 ÷ 14,805,613 shares)	$27.78
Class R1 ($249,667 ÷ 9,027 shares)	$27.66
Class R3 ($29,794 ÷ 1,072 shares)	$27.80[2]
Class R4 ($34,716 ÷ 1,249 shares)	$27.79[2]
Class R5 ($71,033 ÷ 2,557 shares)	$27.78
Class R6 ($99,512 ÷ 3,577 shares)	$27.82
Class 1 ($39,092,356 ÷ 1,404,982 shares)	$27.82
Class NAV ($753,278,306 ÷ 27,095,400 shares)	$27.80

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[3]	$29.18

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.
2 Net assets and shares outstanding have been rounded for presentation purposes. The net asset value is as reported on 2-29-12.
3 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | International Core Fund	23

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 2-29-12

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$63,284,898
Securities lending	2,881,986
Interest	3,845
Less foreign taxes withheld	(5,472,851)

Total investment income	60,697,878

Expenses

Investment management fees	14,226,088
Distribution and service fees	1,356,130
Accounting and legal services fees	238,772
Transfer agent fees	1,135,319
Trustees’ fees	100,832
State registration fees	154,977
Printing and postage	290,034
Professional fees	161,513
Custodian fees	1,686,879
Registration and filing fees	69,507
Other	41,935

Total expenses	19,461,986
Less expense reductions	(77,029)

Net expenses	19,384,957

Net investment income	41,312,921

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	10,752,964
Investments in affiliated issuers	11,592
Capital gain distributions received from affiliated underlying funds	4,324
Futures contracts	(5,281,432)
Foreign currency transactions	(6,514,319)
(1,026,871)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(183,733,186)
Investments in affiliated issuers	2,929
Futures contracts	822,635
Translation of assets and liabilities in foreign currencies	1,713,430
(181,194,192)
Net realized and unrealized loss	(182,221,063)

Decrease in net assets from operations	($140,908,142)

24	International Core Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	2-29-12	2-28-11

Increase (decrease) in net assets

From operations
Net investment income	$41,312,921	$23,097,293
Net realized gain (loss)	(1,026,871)	5,624,346
Change in net unrealized appreciation (depreciation)	(181,194,192)	249,810,283

Increase (decrease) in net assets resulting from operations	(140,908,142)	278,531,922

Distributions to shareholders
From net investment income
Class A	(6,432,365)	(3,147,377)
Class B	(26,198)	(20,240)
Class C	(31,262)	(19,160)
Class I	(7,098,312)	(3,662,817)
Class R1	(2,560)	(1,465)
Class R3	(359)	(245)
Class R4	(492)	(330)
Class R5	(1,226)	(672)
Class R6	(1,923)	—
Class 1	(779,516)	(671,339)
Class NAV	(15,625,962)	(13,024,392)

Total distributions	(30,000,175)	(20,548,037)

From Fund share transactions	154,369,410	179,570,655

Total increase (decrease)	(16,538,907)	437,554,540

Net assets

Beginning of year	1,602,314,049	1,164,759,509

End of year	$1,585,775,142	$1,602,314,049

Undistributed net investment income	$11,462,292	$2,757,635

See notes to financial statements	Annual report | International Core Fund	25

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	2-29-12	2-28-11	2-28-10	2-28-09	2-29-08

Per share operating performance

Net asset value, beginning of period	$30.85	$25.74	$18.43	$39.06	$43.30
Net investment income[1]	0.58	0.33	0.24	0.76	0.35
Net realized and unrealized gain (loss) on investments	(3.32)	5.09	7.59	(18.65)	(0.35)
Total from investment operations	(2.74)	5.42	7.83	(17.89)	—
Less distributions
From net investment income	(0.39)	(0.31)	(0.52)	(1.56)	(0.45)
From net realized gain	—	—	—	(1.18)	(3.79)
Total distributions	(0.39)	(0.31)	(0.52)	(2.74)	(4.24)
Net asset value, end of period	$27.72	$30.85	$25.74	$18.43	$39.06
Total return (%)[2]	(8.73)	21.13[3]	42.33[3]	(47.16)[3]	(0.76)[3]

Ratios and supplemental data

Net assets, end of period (in millions)	$374	$333	$225	$54	$130
Ratios (as a percentage of average net assets):
Expenses before reductions	1.58	1.61	1.95[4]	1.75	1.68
Expenses net of fee waivers	1.58	1.60	1.66[4]	1.75	1.65
Expenses net of fee waivers and credits	1.58	1.60	1.62[4]	1.70	1.65
Net investment income	2.05	1.21	0.94	2.33	0.78
Portfolio turnover (%)	42	39	44	54	50[5]

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
5 Excludes merger activity.

26	International Core Fund | Annual report	See notes to financial statements

CLASS B SHARES Period ended	2-29-12	2-28-11	2-28-10	2-28-09	2-29-08

Per share operating performance

Net asset value, beginning of period	$30.70	$25.62	$18.36	$38.80	$43.08
Net investment income[1]	0.44	0.18	0.17	0.53	—[2]
Net realized and unrealized gain (loss) on investments	(3.34)	5.01	7.44	(18.49)	(0.33)
Total from investment operations	(2.90)	5.19	7.61	(17.96)	(0.33)
Less distributions
From net investment income	(0.19)	(0.11)	(0.35)	(1.30)	(0.16)
From net realized gain	—	—	—	(1.18)	(3.79)
Total distributions	(0.19)	(0.11)	(0.35)	(2.48)	(3.95)
Net asset value, end of period	$27.61	$30.70	$25.62	$18.36	$38.80
Total return (%)[3,4]	(9.38)	20.28	41.35	(47.53)	(1.48)

Ratios and supplemental data

Net assets, end of period (in millions)	$4	$5	$6	$7	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	2.49	2.36	3.07[5]	2.75	2.48
Expenses net of fee waivers	2.30	2.30	2.36[5]	2.63	2.41
Expenses net of fee waivers and credits	2.30	2.30	2.33[5]	2.40	2.40
Net investment income	1.58	0.65	0.69	1.64	—[6]
Portfolio turnover (%)	42	39	44	54	50[7]

1 Based on the average daily shares outstanding.
2 Less than $0.005 per share.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
6 Less than 0.005%.
7 Excludes merger activity.

CLASS C SHARES Period ended	2-29-12	2-28-11	2-28-10	2-28-09	2-29-08

Per share operating performance

Net asset value, beginning of period	$30.71	$25.62	$18.36	$38.81	$43.09
Net investment income1	0.43	0.17	0.15	0.55	0.13
Net realized and unrealized gain (loss) on investments	(3.34)	5.03	7.46	(18.52)	(0.46)
Total from investment operations	(2.91)	5.20	7.61	(17.97)	(0.33)
Less distributions
From net investment income	(0.19)	(0.11)	(0.35)	(1.30)	(0.16)
From net realized gain	—	—	—	(1.18)	(3.79)
Total distributions	(0.19)	(0.11)	(0.35)	(2.48)	(3.95)
Net asset value, end of period	$27.61	$30.71	$25.62	$18.36	$38.81
Total return (%)2,3	(9.41)	20.32	41.35	(47.55)	(1.48)

Ratios and supplemental data

Net assets, end of period (in millions)	$4	$5	$5	$4	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	2.50	2.47	2.694	2.59	2.49
Expenses net of fee waivers	2.30	2.30	2.364	2.43	2.40
Expenses net of fee waivers and credits	2.30	2.30	2.334	2.40	2.40
Net investment income	1.53	0.62	0.60	1.69	0.28
Portfolio turnover (%)	42	39	44	54	505

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
5 Excludes merger activity.

See notes to financial statements	Annual report | International Core Fund	27

CLASS I SHARES Period ended	2-29-12	2-28-11	2-28-10	2-28-09	2-29-08

Per share operating performance

Net asset value, beginning of period	$30.94	$25.80	$18.45	$39.20	$43.43
Net investment income[1]	0.72	0.45	0.35	0.94	0.55
Net realized and unrealized gain (loss) on investments	(3.36)	5.12	7.63	(18.77)	(0.35)
Total from investment operations	(2.64)	5.57	7.98	(17.83)	0.20
Less distributions
From net investment income	(0.52)	(0.43)	(0.63)	(1.74)	(0.64)
From net realized gain	—	—	—	(1.18)	(3.79)
Total distributions	(0.52)	(0.43)	(0.63)	(2.92)	(4.43)
Net asset value, end of period	$27.78	$30.94	$25.80	$18.45	$39.20
Total return (%)	(8.33)	21.73[2]	43.10[2]	(46.91)[2]	(0.33)[2]

Ratios and supplemental data

Net assets, end of period (in millions)	$411	$291	$84	$1	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.16	1.12	1.06	2.37	2.34
Expenses net of fee waivers	1.16	1.12	1.06	1.18	1.18
Expenses net of fee waivers and credits	1.16	1.12	1.06	1.18	1.18
Net investment income	2.54	1.61	1.34	2.87	1.24
Portfolio turnover (%)	42	39	44	54	50[3]

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the periods shown.
3 Excludes merger activity.

CLASS R1 SHARES Period ended	2-29-12	2-28-11	2-28-10	2-28-09	2-29-08

Per share operating performance

Net asset value, beginning of period	$30.77	$25.67	$18.36	$38.94	$43.19
Net investment income1	0.53	0.24	0.23	0.69	0.66
Net realized and unrealized gain (loss) on investments	(3.33)	5.06	7.50	(18.54)	(0.69)
Total from investment operations	(2.80)	5.30	7.73	(17.85)	(0.03)
Less distributions
From net investment income	(0.31)	(0.20)	(0.42)	(1.55)	(0.43)
From net realized gain	—	—	—	(1.18)	(3.79)
Total distributions	(0.31)	(0.20)	(0.42)	(2.73)	(4.22)
Net asset value, end of period	$27.66	$30.77	$25.67	$18.36	$38.94
Total return (%)2	(9.00)	20.71	42.00	(47.16)	(0.82)

Ratios and supplemental data

Net assets, end of period (in millions)	—3	—3	—3	—3	—3
Ratios (as a percentage of average net assets):
Expenses before reductions	7.37	6.88	8.854	15.16	13.85
Expenses net of fee waivers	1.90	1.92	1.924	2.10	1.70
Expenses net of fee waivers and credits	1.90	1.92	1.924	1.70	1.70
Net investment income	1.88	0.90	0.92	2.21	1.48
Portfolio turnover (%)	42	39	44	54	505

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the periods shown.
3 Less than $500,000.
4 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
5 Excludes merger activity.

28	International Core Fund | Annual report	See notes to financial statements

CLASS R3 SHARES Period ended	2-29-12	2-28-11	2-28-10[1]

Per share operating performance

Net asset value, beginning of period	$30.94	$25.80	$23.33
Net investment income[2]	0.57	0.29	0.02
Net realized and unrealized gain (loss) on investments	(3.38)	5.08	2.90
Total from investment operations	(2.81)	5.37	2.92
Less distributions
From net investment income	(0.33)	(0.23)	(0.45)
Net asset value, end of period	$27.80	$30.94	$25.80
Total return (%)[3]	(8.95)	20.87	12.40[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	45.66	44.55	10.97[6]
Expenses net of fee waivers	1.80	1.83	1.91[6]
Expenses net of fee waivers and credits	1.80	1.83	1.91[6]
Net investment income	2.01	1.05	0.10[6]
Portfolio turnover (%)	42	39	44

1 The inception date for Class R3 shares is 5-22-09.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.

CLASS R4 SHARES Period ended	2-29-12	2-28-11	2-28-10[1]

Per share operating performance

Net asset value, beginning of period	$30.94	$25.80	$23.33
Net investment income[2]	0.65	0.37	0.08
Net realized and unrealized gain (loss) on investments	(3.38)	5.08	2.91
Total from investment operations	(2.73)	5.45	2.99
Less distributions
From net investment income	(0.42)	(0.31)	(0.52)
Net asset value, end of period	$27.79	$30.94	$25.80
Total return (%)[3]	(8.67)	21.21	12.69[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	42.74	44.22	10.71[6]
Expenses net of fee waivers	1.50	1.53	1.61[6]
Expenses net of fee waivers and credits	1.50	1.53	1.61[6]
Net investment income	2.29	1.34	0.40[6]
Portfolio turnover (%)	42	39	44

1 The inception date for Class R4 shares is 5-22-09.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.

See notes to financial statements	Annual report | International Core Fund	29

CLASS R5 SHARES Period ended	2-29-12	2-28-11	2-28-10[1]

Per share operating performance

Net asset value, beginning of period	$30.94	$25.79	$23.33
Net investment income[2]	0.73	0.44	0.14
Net realized and unrealized gain (loss) on investments	(3.38)	5.10	2.91
Total from investment operations	(2.65)	5.54	3.05
Less distributions
From net investment income	(0.51)	(0.39)	(0.59)
Net asset value, end of period	$27.78	$30.94	$25.79
Total return (%)[3]	(8.38)	21.59	12.95[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	20.87	31.41	10.50[6]
Expenses net of fee waivers	1.20	1.22	1.31[6]
Expenses net of fee waivers and credits	1.20	1.22	1.31[6]
Net investment income	2.58	1.58	0.70[6]
Portfolio turnover (%)	42	39	44

1 The inception date for Class R5 shares is 5-22-09.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.

CLASS R6 SHARES Period ended	2-29-12[1]

Per share operating performance

Net asset value, beginning of period	$28.00
Net investment income[2]	0.26
Net realized and unrealized gain on investments	0.10
Total from investment operations	0.36
Less distributions
From net investment income	(0.54)
Net asset value, end of period	$27.82
Total return (%)[3]	1.49[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	16.83[6]
Expenses net of fee waivers	1.12[6]
Expenses net of fee waivers and credits	1.12[6]
Net investment income	1.98[6]
Portfolio turnover (%)	42[7]

1 Period from 9-1-11 (inception date) to 2-29-12.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the period shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 3-1-11 to 2-29-12.

30	International Core Fund | Annual report	See notes to financial statements

CLASS 1 SHARES Period ended	2-29-12	2-28-11	2-28-10	2-28-09	2-29-08

Per share operating performance

Net asset value, beginning of period	$30.99	$25.84	$18.48	$39.22	$43.43
Net investment income[1]	0.79	0.50	0.46	0.93	0.95
Net realized and unrealized gain (loss) on investments	(3.41)	5.09	7.54	(18.74)	(0.72)
Total from investment operations	(2.62)	5.59	8.00	(17.81)	0.23
Less distributions
From net investment income	(0.55)	(0.44)	(0.64)	(1.75)	(0.65)
From net realized gain	—	—	—	(1.18)	(3.79)
Total distributions	(0.55)	(0.44)	(0.64)	(2.93)	(4.44)
Net asset value, end of period	$27.82	$30.99	$25.84	$18.48	$39.22
Total return (%)	(8.27)	21.75[2]	43.11[2]	(46.83)[2]	(0.25)[2]

Ratios and supplemental data

Net assets, end of period (in millions)	$39	$47	$44	$34	$74
Ratios (as a percentage of average net assets):
Expenses before reductions	1.07	1.07	1.08[3]	1.10	1.16
Expenses net of fee waivers	1.07	1.07	1.07[3]	1.10	1.14
Expenses net of fee waivers and credits	1.07	1.07	1.07[3]	1.10	1.14
Net investment income	2.76	1.83	1.83	2.88	2.09
Portfolio turnover (%)	42	39	44	54	50[4]

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the periods shown.
3 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
4 Excludes merger activity.

CLASS NAV SHARES Period ended	2-29-12	2-28-11	2-28-10	2-28-09	2-29-08

Per share operating performance

Net asset value, beginning of period	$30.98	$25.82	$18.47	$39.21	$43.42
Net investment income1	0.81	0.51	0.49	0.99	0.95
Net realized and unrealized gain (loss) on investments	(3.43)	5.10	7.51	(18.78)	(0.70)
Total from investment operations	(2.62)	5.61	8.00	(17.79)	0.25
Less distributions
From net investment income	(0.56)	(0.45)	(0.65)	(1.77)	(0.67)
From net realized gain	—	—	—	(1.18)	(3.79)
Total distributions	(0.56)	(0.45)	(0.65)	(2.95)	(4.46)
Net asset value, end of period	$27.80	$30.98	$25.82	$18.47	$39.21
Total return (%)	(8.24)	21.852	43.142	(46.80)2	(0.20)2

Ratios and supplemental data

Net assets, end of period (in millions)	$753	$920	$800	$603	$1,415
Ratios (as a percentage of average net assets):
Expenses before reductions	1.02	1.02	1.043	1.04	1.11
Expenses net of fee waivers	1.02	1.02	1.023	1.04	1.08
Expenses net of fee waivers and credits	1.02	1.02	1.023	1.04	1.08
Net investment income	2.84	1.87	1.99	3.06	2.09
Portfolio turnover (%)	42	39	44	54	504

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the periods shown.
3 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
4 Excludes merger activity.

See notes to financial statements	Annual report | International Core Fund	31

Notes to financial statements

Note 1 — Organization

John Hancock International Core Fund (the Fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek high total return.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are sold to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, printing and postage and registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Certain Class I shares may be exchanged for Class R6 shares within one year after the commencement of operations of Class R6 shares.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

32	International Core Fund | Annual report

The following is a summary of the values by input classification of the Fund’s investments as of February 29, 2012, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 2-29-12	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Australia	$79,596,747	—	$79,596,747	—
Austria	10,364,086	—	10,364,086	—
Belgium	10,714,153	—	10,714,153	—
Bermuda	1,719,515	—	1,719,515	—
Canada	47,173,415	$47,173,415	—	—
China	1,090,749	—	1,090,749	—
Denmark	4,715,063	—	4,715,063	—
Finland	6,566,225	—	6,566,225	—
France	176,156,768	—	176,156,768	—
Germany	101,405,030	—	101,405,030	—
Greece	3,295,380	—	3,295,380	—
Hong Kong	26,838,246	—	26,829,236	$9,010
Ireland	18,945,069	—	18,945,069	—
Israel	1,857,593	—	1,857,593	—
Italy	83,729,888	—	83,729,884	4
Japan	357,254,166	—	357,254,166	—
Jersey, C.I.	3,546,754	—	3,546,754	—
Netherlands	66,080,209	—	66,080,209	—
New Zealand	9,970,526	—	9,970,526	—
Norway	2,370,480	—	2,370,480	—
Portugal	4,455,258	—	4,455,258	—
Singapore	23,627,531	—	23,627,531	—
Spain	73,079,796	—	73,079,796	—
Sweden	8,763,057	—	8,763,057	—
Switzerland	73,791,462	—	73,791,462	—
United Kingdom	298,942,651	—	298,942,651	—
Preferred Securities
Germany	10,067,610	—	10,067,610	—
Securities Lending
Collateral	66,581,092	66,581,092	—	—
Short-Term Investments
Money Market Funds	57,665,090	57,665,090	—	—

Total Investments in
Securities	$1,630,363,609	$171,419,597	$1,458,934,998	$9,014
Other Financial
Instruments
Futures	$2,762,922	($1,774,021)	$4,536,943	—
Forward Foreign
Currency Contracts	$817,677	—	$817,677	—

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the year ended February 29, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were

Annual report | International Core Fund	33

no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign

34	International Core Fund | Annual report

investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The Fund may be subject to capital gains and repatriation taxes as imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, as of March 30, 2011, the Fund and other affiliated funds entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 30, 2011, the Fund had a similar agreement with State Street Bank and Trust Company. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the year ended February 29, 2012, the Fund had no borrowings under the line of credit.

Expenses. Expenses that are directly attributable to an individual fund are allocated to the Fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $180,841,491 available to offset future net realized capital gains as of February 29, 2012. Net capital losses of $27,964,263, that are the result of security transactions occurring after October 31, 2011, are treated as occurring on March 1, 2012, the first day of the Fund’s next taxable year. The

Annual report | International Core Fund	35

loss carryforward expires as follows: February 28, 2018 – $173,798,079 and February 28, 2019 – $7,043,412.

As of February 29, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended February 29, 2012 and February 28, 2011 was as follows:

	FEBRUARY 29, 2012	FEBRUARY 28, 2011

Ordinary Income	$30,000,175	$20,548,037

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of February 29, 2012, the components of distributable earnings on a tax basis included $16,657,515 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, passive foreign investment companies, wash sale loss deferrals and derivative transactions.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 may result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Management is currently evaluating the impact, if any, on the Fund’s financial statement disclosures.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement

36	International Core Fund | Annual report

payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the year ended February 29, 2012, the Fund used futures contracts to gain or hedge exposure to certain securities markets. The following table summarizes the contracts held at February 29, 2012. During the year ended February 29, 2012, the Fund held futures contracts with USD absolute notional values ranging from $119.6 million to $138.3 million, as measured at each quarter end.

					UNREALIZED
OPEN	NUMBER OF				APPRECIATION
CONTRACTS	CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	(DEPRECIATION)

DAX Index Futures	33	Long	Mar 2012	$7,534,103	$124,843
FTSE 100 Index	148	Long	Mar 2012	13,781,076	47,392
Futures
FTSE MIB Index	311	Long	Mar 2012	33,891,360	2,286,259
Futures
SGX MSCI Singapore	43	Long	Mar 2012	2,390,933	14,202
Index Futures
TOPIX Index Futures	254	Long	Mar 2012	26,043,671	2,250,684
ASX SPI 200 Index	73	Short	Mar 2012	(8,392,568)	(211,654)
Futures
S&P TSE 60 Index	236	Short	Mar 2012	(34,241,407)	(1,748,804)
Futures
Total					$2,762,922

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

Annual report | International Core Fund	37

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the year ended February 29, 2012, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates. The following table summarizes the contracts held at February 29, 2012. During the year ended February 29, 2012, the Fund held forward foreign currency contracts with USD absolute values ranging from $274.9 million to $490.1 million, as measured at each quarter end.

	PRINCIPAL AMOUNT	PRINCIPAL AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys
GBP	7,249,062	$11,459,955	Bank of America	4-20-12	$68,446
			N.A.
GBP	8,626,968	13,628,884	Brown Brothers	4-20-12	90,842
			Harriman &
			Company
GBP	2,819,785	4,451,251	JPMorgan Chase	4-20-12	33,138
			Bank
GBP	10,834,126	17,101,993	Mellon Bank NA	4-20-12	127,843
GBP	5,351,804	8,456,525	Morgan Stanley	4-20-12	54,610
			Capital Services,
			Inc.
GBP	8,260,364	13,040,323	Royal Bank of	4-20-12	96,382
			Scotland PLC
HKD	41,093,478	5,299,751	Barclays Bank PLC	4-20-12	(984)
HKD	105,805,753	13,644,345	Brown Brothers	4-20-12	(1,302)
			Harriman &
			Company
HKD	24,623,000	3,175,807	JPMorgan Chase	4-20-12	(813)
			Bank
HKD	41,093,478	5,300,284	Morgan Stanley	4-20-12	(1,517)
			Capital Services,
			Inc.
HKD	94,442,890	12,179,877	State Street Bank &	4-20-12	(2,010)
			Trust Company
SEK	22,137,987	3,313,115	Bank of America	4-20-12	26,301
			N.A.
SGD	21,386,458	17,023,233	Bank of America	4-20-12	77,780
			N.A.
SGD	13,331,429	10,613,350	Barclays Bank PLC	4-20-12	46,710
SGD	1,942,000	1,545,931	JPMorgan Chase	4-20-12	6,929
			Bank

38	International Core Fund | Annual report

	PRINCIPAL AMOUNT	PRINCIPAL AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys (continued)
SGD	3,337,439	$2,656,097	Mellon Bank NA	4-20-12	$12,582
SGD	3,752,879	2,989,037	Royal Bank of	4-20-12	11,836
			Scotland PLC
SGD	2,906,439	2,312,129	State Street Bank &	4-20-12	11,914
			Trust Company

Total		$148,191,887			$658,687
Sells
AUD	6,273,706	$6,651,383	Bank of America	4-20-12	($39,295)
			N.A.
CAD	15,988,529	16,024,424	Bank of America	4-20-12	(117,436)
			N.A.
CAD	8,597,508	8,629,870	Barclays Bank PLC	4-20-12	(50,089)
CAD	9,827,877	9,853,990	Morgan Stanley	4-20-12	(68,137)
			Capital Services,
			Inc.
CAD	8,592,538	8,614,669	Royal Bank of	4-20-12	(60,272)
			Scotland PLC
CHF	1,691,349	1,851,727	Bank of America	4-20-12	(18,862)
			N.A.
CHF	1,887,776	2,072,785	Morgan Stanley	4-20-12	(15,048)
			Capital Services,
			Inc.
DKK	6,513,276	1,160,322	Royal Bank of	4-20-12	(7,246)
			Scotland PLC
DKK	2,600,271	462,641	State Street Bank &	4-20-12	(3,483)
			Trust Company
EUR	8,338,399	11,027,032	Brown Brothers	4-20-12	(84,330)
			Harriman &
			Company
EUR	4,525,960	6,006,071	JPMorgan Chase	4-20-12	(25,012)
			Bank
EUR	11,746,955	15,540,763	State Street Bank &	4-20-12	(112,682)
			Trust Company
NZD	1,035,193	861,208	Brown Brothers	4-20-12	384
			Harriman &
			Company
NZD	4,771,542	3,974,847	JPMorgan Chase	4-20-12	7,028
			Bank
NZD	3,623,763	3,016,007	Royal Bank of	4-20-12	2,634
			Scotland PLC
YEN	342,577,105	4,302,381	Deutsche Bank AG	4-20-12	86,252
			London
YEN	2,490,785,852	31,281,494	JPMorgan Chase	4-20-12	627,155
			Bank
YEN	152,430,105	1,913,401	Mellon Bank NA	4-20-12	37,429
Total		$133,245,015			$158,990

Annual report | International Core Fund	39

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
YEN	Japanese Yen

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at February 29, 2012 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Equity contracts	Receivable for futures	Futures†	$4,723,380	($1,960,458)

Foreign exchange	Receivable-payable for	Forward foreign	1,426,195	(608,518)
contracts	forward foreign	currency contracts
	currency contracts
Total			$6,149,575	($2,568,976)

†Reflects cumulative appreciation/depreciation of futures as disclosed herein. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended February 29, 2012:

			FOREIGN
	STATEMENT OF	FUTURES	CURRENCY
RISK	OPERATIONS LOCATION	CONTRACTS	TRANSACTION*	TOTAL

Equity contracts	Net realized	($5,281,432)	—	($5,281,432)
	gain (loss)

Foreign exchange	Net realized	—	($6,768,088)	(6,768,088)
contracts	gain (loss)
Total		($5,281,432)	($6,768,088)	($12,049,520)

*Realized gain-loss associated with forward foreign currency contracts is included in the caption on the Statement of operations.

40	International Core Fund | Annual report

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended February 29, 2012:

			TRANSLATION
			OF ASSETS
			AND LIABILITIES
	STATEMENT OF	FUTURES	IN FOREIGN
RISK	OPERATIONS LOCATION	CONTRACTS	CURRENCIES*	TOTAL

Equity contracts	Change in unrealized	$822,635	—	$822,635
	appreciation (depreciation)

Foreign exchange	Change in unrealized	—	$1,662,303	1,662,303
contracts	appreciation (depreciation)
Total		$822,635	$1,662,303	$2,484,938

*Change in unrealized appreciation-depreciation associated with forward foreign currency contracts is included in the caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: a) 0.920% of the first $100,000,000 of the Fund’s average daily net assets; b) 0.895% of the next $900,000,000; c) 0.880% of the next $1,000,000,000; d) 0.850% of the next $1,000,000,000; e) 0.825% of the next $1,000,000,000; and f) 0.800% of the Fund’s average daily net asset in excess of $4,000,000,000. The Adviser has a subadvisory agreement with Grantham, Mayo Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes certain expenses such as taxes, portfolio brokerage commissions, interest expense, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.60%, 2.30%, 2.30%, 1.24%, 1.90%, 1.80%, 1.50%, 1.20%, 1.12% and 1.15% for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4, Class R5, Class R6 and Class 1 shares, respectively. The fee waivers for Class A, Class B, Class C, Class R1, Class R3, Class R4, Class R5 and Class R6 will continue in effect until June 30, 2013. The fee waivers for Class I and Class 1 will continue in effect until June 30, 2012. Prior to July 1, 2011, the fee waivers and/or reimbursements were such that these expenses did not exceed 1.60%, 2.30%, 2.30%, 1.14%, 1.89%, 1.79%, 1.49%, 1.19% and 1.10% for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4, Class R5 and Class 1, respectively.

Accordingly, these expense reductions amounted to $8,098, $9,527, $12,061, $13,303, $13,322, $13,369 and $7,349 for Class B, Class C, Class R1, Class R3, Class R4, Class R5 and Class R6 shares, respectively, for the year ended February 29, 2012.

Annual report | International Core Fund	41

The investment management fees, including the impact of waivers and reimbursements described above, incurred for the year ended February 29, 2012 were equivalent to a net effective rate of 0.88% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended February 29, 2012 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R3, Class R4, Class R5 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1, Class R3, Class R4 and Class R5 shares, the Fund pays for certain other services. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE	SERVICE FEE

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class 1	0.05%	—

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $34,811 for the year ended February 29, 2012. Of this amount, $5,081 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $24,554 was paid as sales commissions to broker-dealers and $5,176 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended February 29, 2012, CDSCs received by the Distributor amounted to $3,792 and $916 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in

42	International Core Fund | Annual report

one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended February 29, 2012 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$1,242,985	$810,501	$31,336	$189,927
Class B	42,845	8,186	11,089	771
Class C	47,820	9,206	12,446	1,118
Class I	—	307,291	40,300	97,796
Class R1	1,250	74	12,434	222
Class R3	152	10	13,341	37
Class R4	82	11	13,341	45
Class R5	22	23	13,341	104
Class R6	—	17	7,349	14
Class 1	20,974	—	—	—
Total	$1,356,130	$1,135,319	$154,977	$290,034

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 6 — Fund share transactions

Transactions in Fund shares for the years ended February 29, 2012 and February 28, 2011 were as follows:

		Year ended 2-29-12		Year ended 2-28-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	9,664,641	$283,603,855	4,988,845	$135,149,591
Distributions reinvested	256,155	6,396,207	107,875	3,096,325
Repurchased	(7,236,095)	(200,862,649)	(3,062,983)	(83,492,001)

Net increase	2,684,701	$89,137,413	2,033,737	$54,753,915

Class B shares

Sold	19,415	$552,860	16,897	$459,057
Distributions reinvested	1,017	25,331	657	18,794
Repurchased	(64,561)	(1,836,330)	(89,983)	(2,431,531)

Net decrease	(44,129)	($1,258,139)	(72,429)	($1,953,680)

Class C shares

Sold	20,551	$588,450	42,245	$1,142,066
Distributions reinvested	1,054	26,257	552	15,791
Repurchased	(40,063)	(1,110,406)	(70,516)	(1,901,411)

Net decrease	(18,458)	($495,699)	(27,719)	($743,554)

Annual report | International Core Fund	43

		Year ended 2-29-12		Year ended 2-28-11
	Shares	Amount	Shares	Amount
Class I shares

Sold	7,061,327	$199,845,476	7,465,309	$205,795,143
Distributions reinvested	280,468	7,011,688	125,109	3,598,127
Repurchased	(1,927,978)	(54,524,977)	(1,435,344)	(40,176,056)

Net increase	5,413,817	$152,332,187	6,155,074	$169,217,214

Class R1 shares

Sold	2,236	$60,522	1,366	$35,353
Distributions reinvested	102	2,560	51	1,465
Repurchased	(757)	(21,279)	(323)	(8,639)

Net increase	1,581	$41,803	1,094	$28,179

Class R4 shares

Sold	160	$4,313	16	$504
Distributions reinvested	1	39	—	—
Repurchased	—	(2)	—	—

Net increase	161	$4,350	16	$504

Class R5 shares

Sold	672	$18,393	959	$27,352
Distributions reinvested	27	680	9	255
Repurchased	(361)	(9,367)	—	(8)

Net increase	338	$9,706	968	$27,599

Class R6 shares[1]

Sold	3,577	$100,148	—	—

Net increase	3,577	$100,148	—	—

Class 1 shares

Sold	96,037	$2,833,836	125,007	$3,404,068
Distributions reinvested	31,131	779,516	23,310	671,339
Repurchased	(242,275)	(6,879,292)	(312,147)	(8,546,125)

Net decrease	(115,107)	($3,265,940)	(163,830)	($4,470,718)

Class NAV shares

Sold	2,458,509	$67,970,413	3,439,057	$88,261,114
Distributions reinvested	624,789	15,625,962	452,550	13,024,392
Repurchased	(5,700,418)	(165,832,794)	(5,176,286)	(138,574,310)

Net decrease	(2,617,120)	($82,236,419)	(1,284,679)	($37,288,804)

Net increase	5,309,361	$154,369,410	6,642,232	$179,570,655

1 Period from 9-1-11 (inception date) to 2-29-12.

Affiliates of the Fund owned 40%, 100%, 86%, 42%, 100% and 100% of shares of beneficial interest of Class R1, Class R3, Class R4, Class R5, Class R6 and Class NAV, respectively, on February 29, 2012.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $799,752,335 and $648,549,829, respectively, for the year ended February 29, 2012.

44	International Core Fund | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock International Core Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock International Core Fund (the “Fund”) at February 29, 2012, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 23, 2012

Annual report | International Core Fund	45

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended February 29, 2012.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended February 29, 2012, the Fund designates the maximum amount allowable for the corporate dividends-received deduction.

The Fund designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2012.

Income derived from foreign sources was $42,723,980. The Fund intends to pass through foreign tax credits of $2,612,211 for the fiscal year ended February 29, 2012.

Eligible shareholders will be mailed a 2012 Form 1099-DIV in early 2013. This Form will reflect the tax character of all distributions for calendar year 2012.

46	International Core Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Steven R. Pruchansky, Born: 1944	2006	48

Chairman (since January 2011); Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000);
Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

William H. Cunningham, Born: 1944	2006	48

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson, Born: 1952	2008	48

President, Cambridge College, Cambridge, Massachusetts (since May 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–May 2011); Board of Directors of Eastern Bank
Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001);
Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of Boston
Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Stanley Martin,[2] Born: 1947	2008	48

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation & Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore,[2] Born: 1939	2006	48

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Annual report | International Core Fund	47

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson,[2] Born: 1943	2006	48

Presidential Advisor for Global Initiatives, American Council on Education (since 2011); Chairperson of the Board of the Trust (during 2009 and 2010); Principal, PMP Globalinc (consulting) (2007–2011);
Senior Associate, Institute for Higher Education Policy (2007–2011); Executive Director, CIES
(international education agency) (until 2007); Vice President, Institute of International Education (until
2007); Former President Wells College, St. Lawrence University and the Association of Colleges and
Universities of the State of New York. Director of the following: Mutual Fund Directors Forum (since
2011); Niagara Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997);
ONBANK (until 1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison
(since 2007); Ford Foundation, International Fellowships Program (until 2007); UNCF, International
Development Partnerships (until 2005); Roth Endowment (since 2002); Council for International
Educational Exchange (since 2003).

Gregory A. Russo, Born: 1949	2008	48

Member, Audit Committee and Finance Committee of NCH Healthcare Systems, Inc. (since 2011);
Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie, Born: 1959	2010	48

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2009); Trustee,
John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC,
John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2010); Senior
Vice President, Individual Business Product Management, MetLife, Inc. (1999–2006).

John G. Vrysen, Born: 1955	2009	48

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009); Trustee, John Hancock retail funds (since 2009).

48	International Core Fund | Annual report

Principal officers who are not Trustees

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2006

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (since 2005);
Director, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock retail funds (since 2005); Member, Investment Company Institute Sales
Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971	2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock
Variable Insurance Trust (since 2006); Senior Vice President, Product Management and Development,
John Hancock Funds, LLC (until 2009).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2006); Vice President and Associate General
Counsel, Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal
Counsel, MML Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual
Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Variable Insurance Trust, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable Insurance Trust
(since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President,
Goldman Sachs (2005–2007).

Annual report | International Core Fund	49

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock closed-end funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Variable Insurance Trust (since
October 2010) and (2007–2009); Assistant Treasurer, John Hancock retail funds (2007–2009);
Assistant Treasurer, Fidelity Group of Funds (2005–2007); Vice President, Fidelity Management
Research Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

50	International Core Fund | Annual report

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Investment Management
William H. Cunningham	Services, LLC
Deborah C. Jackson
Stanley Martin*	Subadviser
Hugh McHaffie†	Grantham, Mayo, Van Otterloo & Co. LLC
Dr. John A. Moore,* Vice Chairman^
Patti McGill Peterson*	Principal distributor
Gregory A. Russo	John Hancock Funds, LLC
John G. Vrysen†
Custodian
Officers	State Street Bank and Trust Company
Keith F. Hartstein
President and Chief Executive Officer	Transfer agent
John Hancock Signature Services, Inc.
Andrew G. Arnott	Legal counsel
Senior Vice President and Chief Operating Officer	K&L Gates LLP

Thomas M. Kinzler	Independent registered
Secretary and Chief Legal Officer	public accounting firm
PricewaterhouseCoopers LLP
Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
^Effective 1-1-12

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | International Core Fund	51

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock International Core Fund.	6600A 2/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	4/12

John Hancock
MUTUAL FUNDS

John Hancock
International Growth Fund

Annual Report
2.29.12

A look at performance

Total returns for the period ended February 29, 2012

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since				Since
	1-year	5-year	10-year	inception[1]	1-year	5-year	10-year	inception[1]

Class A	–8.59	–2.16	—	1.60	–8.59	–10.36	—	9.53

Class B	–9.23	–2.27	—	1.60	–9.23	–10.83	—	9.50

Class C	–5.47	–1.92	—	1.73	–5.47	–9.25	—	10.34

Class I2	–3.42	–0.72	—	2.97	–3.42	–3.57	—	18.22

Class 1[2]	–3.33	–0.70	—	3.00	–3.33	–3.43	—	18.42

Performance figures assume all dividends have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I and Class 1 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 6-30-12 for Class A, Class B and Class C shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For Class I shares the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class 1
Net (%)	1.60	2.30	2.30	1.17	1.13
Gross (%)	1.63	4.10	3.41	1.17	1.13

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

6	International Growth Fund | Annual report

		Without	With maximum
	Start date	sales charge	sales charge	Index 1	Index 2

Class B	6-12-06	$11,050	$10,950	$11,426	$10,742

Class C3	6-12-06	11,034	11,034	11,426	10,742

Class I [2]	6-12-06	11,822	11,822	11,426	10,742

Class 1 [2]	6-12-06	11,842	11,842	11,426	10,742

MSCI EAFE Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index consists of 21 developed market country indexes.

MSCI EAFE Growth Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization index that is designed to measure the performance of growth-oriented developed market stocks within Europe, Australasia and the Far East. The index consists of 21 developed market country indexes.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 From 6-12-06.

2 For certain types of investors, as described in the Fund’s prospectuses.

3 No contingent deferred sales charge is applicable.

Annual report | International Growth Fund	7

Management’s discussion of
Fund performance

By Grantham, Mayo, Van Otterloo & Co. LLC

Faced with multiple headwinds, most international developed stock markets lost ground during the 12 months ended February 29, 2012. Challenges included a major earthquake, tsunami and nuclear accident in Japan, partisan bickering over the U.S. debt ceiling, a downgrade of the U.S. sovereign debt rating and intensifying concern over debt-strapped eurozone nations, especially Greece. Greek stocks, a relatively small component of the Fund’s benchmark, the MSCI EAFE Growth Index, lost almost half of their value during the period, while Italy saw its market decline by almost 26%. Key benchmark components Australia and France had losses of roughly 7%, while the United Kingdom slid approximately 3%. Japan saw its stock market fall by about 11% during the period. Against this backdrop, the MSCI EAFE Growth Index returned –4.72%, while the average foreign large growth fund monitored by Morningstar, Inc. finished at –3.88%.

During the period, John Hancock International Growth Fund’s Class A shares declined 3.80%, excluding sales charges. A focus on quality and valuation worked in the Fund’s favor. These two factors were instrumental in keeping the Fund overweighted in health care and underweighted in financials, the benchmark’s worst performing sector during the period. However, it also prompted us to underweight consumer staples, which posted the best return among the benchmark’s 10 sectors. U.K. drug manufacturer GlaxoSmithKline PLC was the Fund’s largest relative contributor. Glaxo began the period with a reasonable valuation, in part due to what we considered excessive investor pessimism regarding the company’s product pipeline. Underweighting two weak performing benchmark components in the banking industry, U.K.-based HSBC Holdings PLC and UBS AG, a Swiss company, which we sold, also aided Fund performance. Conversely, not owning Japanese automaker Toyota Motor Corp. hampered our results, given the stock’s break-even performance. Belgian brewer Anheuser-Busch InBev NV was another underweighting that hurt.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

8	International Growth Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2011 with the same investment held until February 29, 2012.

	Account value	Ending value on	Expenses paid during
	on 9-1-11	2-29-12	period ended 2-29-12[1]

Class A	$1,000.00	$962.00	$7.81

Class B	1,000.00	955.30	11.18

Class C	1,000.00	954.80	11.18

Class I	1,000.00	965.80	6.16

Class 1	1,000.00	966.70	5.62

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | International Growth Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2011, with the same investment held until February 29, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value on	Expenses paid during
	on 9-1-11	2-29-12	period ended 2-29-12[1]

Class A	$1,000.00	$1,016.90	$8.02

Class B	1,000.00	1,013.40	11.51

Class C	1,000.00	1,013.40	11.51

Class I	1,000.00	1,018.60	6.32

Class 1	1,000.00	1,019.10	5.77

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.60%, 2.30%, 2.30%, 1.26% and 1.15% for Class A, Class B, Class C, Class I and Class 1 shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

10	International Growth Fund | Annual report

Portfolio summary

Top 10 Holdings (26.6% of Net Assets on 2-29-12)[1,2]

Roche Holdings AG	5.9%	Novo Nordisk A/S	1.7%

British American Tobacco PLC	4.1%	Diageo PLC	1.6%

GlaxoSmithKline PLC	3.7%	SAP AG	1.6%

Nestle SA	3.6%	Unilever NV	1.6%

Novartis AG	1.8%	Canon, Inc.	1.0%

Sector Composition[1,3]

Health Care	20.3%	Financials	5.4%

Consumer Staples	19.5%	Telecommunication Services	4.5%

Industrials	12.9%	Energy	4.2%

Consumer Discretionary	12.1%	Utilities	2.9%

Materials	7.5%	Short-Term Investments & Other	3.4%

Information Technology	7.3%

Top 10 Countries[1,2,3]

United Kingdom	24.7%	Canada	4.1%

Japan	19.8%	Australia	3.7%

Switzerland	12.6%	Netherlands	3.1%

Germany	7.8%	Hong Kong	2.5%

France	5.9%	Singapore	2.1%

1 As a percentage of net assets on 2-29-12.

2 Cash and cash equivalents not included.

3 International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | International Growth Fund	11

Fund’s investments

As of 2-29-12

	Shares	Value

Common Stocks 95.86%		$213,357,191

(Cost $189,997,043)

Australia 3.68%		8,185,091

AGL Energy, Ltd.	20,256	301,185

BlueScope Steel, Ltd. (I)	210,210	94,128

Campbell Brothers, Ltd.	3,944	250,655

Coca-Cola Amatil, Ltd.	25,327	325,800

Cochlear, Ltd.	3,579	235,268

CSL, Ltd.	21,192	742,526

Iluka Resources, Ltd.	29,382	520,127

National Australia Bank, Ltd.	16,062	404,764

Qantas Airways, Ltd. (I)	57,171	105,585

Telstra Corp., Ltd.	382,334	1,350,270

Transurban Group, Ltd.	24,633	147,249

Wesfarmers, Ltd.	38,900	1,207,324

Westpac Banking Corp.	8,225	183,009

Woodside Petroleum, Ltd.	10,110	401,385

Woolworths, Ltd.	71,040	1,915,816

Austria 0.30%		672,312

Andritz AG	2,723	269,623

Erste Group Bank AG (I)	3,804	95,064

Voestalpine AG	8,708	307,625

Belgium 0.66%		1,474,162

Anheuser-Busch InBev NV	11,053	742,879

Bekaert SA	2,704	90,427

Colruyt SA	8,471	331,745

Mobistar SA	3,863	184,852

Telenet Group Holding NV (I)	3,155	124,259

Bermuda 0.07%		155,743

Lancashire Holdings, Ltd.	12,792	155,743

Canada 4.14%		9,211,276

BCE, Inc. (L)	18,600	762,084

Canadian National Railway Company	27,400	2,111,250

Cenovus Energy, Inc.	5,500	213,785

Enbridge, Inc. (L)	52,800	2,036,331

Franco-Nevada Corp.	4,200	185,582

Goldcorp, Inc.	7,300	353,915

Imperial Oil, Ltd.	8,600	411,030

12	International Growth Fund | Annual report	See notes to financial statements

	Shares	Value

Canada (continued)

Pembina Pipeline Corp.	5,700	$161,705

Potash Corp. of Saskatchewan, Inc.	16,200	753,637

Rogers Communications, Inc., Class B (L)	12,800	490,681

Saputo, Inc. (L)	7,300	302,786

Shaw Communications, Inc., Class B (L)	11,900	244,266

Shoppers Drug Mart Corp. (L)	8,600	365,312

Valeant Pharmaceuticals International, Inc. (I)	10,302	546,310

Yamana Gold, Inc.	15,700	272,602

China 0.07%		163,990

Yangzijiang Shipbuilding Holdings, Ltd.	152,000	163,990

Denmark 1.87%		4,152,823

Novo Nordisk A/S	27,223	3,819,487

Novozymes A/S, B shares (L)	11,209	333,336

Finland 0.38%		850,167

Kone OYJ	8,062	478,320

Nokian Renkaat OYJ	6,155	273,138

Sampo OYJ, Class A	3,508	98,709

France 5.95%		13,234,563

Air France KLM (I)(L)	12,967	76,467

Air Liquide SA	1,298	168,644

Alcatel-Lucent (I)	149,144	373,604

Arkema SA	4,761	435,688

BNP Paribas SA	1,660	80,652

Bureau Veritas SA	4,274	352,813

Carrefour SA	26,489	663,056

Cie de Saint-Gobain	9,477	448,959

Cie Generale d’Optique Essilor International SA	12,442	990,835

Cie Generale des Etablissements Michelin	5,845	403,055

Credit Agricole SA (I)(L)	12,558	80,129

Danone SA	11,762	796,141

Dassault Systemes SA	6,207	515,609

Eutelsat Communications	10,219	381,145

Faurecia	4,639	129,441

ICADE	1,888	156,380

Iliad SA	1,866	247,547

L’Oreal SA	7,263	828,390

Legrand SA, ADR	6,198	225,032

LVMH Moet Hennessy Louis Vuitton SA	3,692	620,255

Neopost SA (L)	2,139	146,421

Pernod-Ricard SA	2,433	251,448

Remy Cointreau SA	1,184	116,021

Renault SA	4,937	261,069

Safran SA	7,799	261,431

Sanofi	26,601	1,968,960

Sodexo	2,137	164,540

Technip SA	2,891	315,258

Total SA	9,132	511,168

See notes to financial statements	Annual report | International Growth Fund	13

	Shares	Value

France (continued)

Unibail-Rodamco SE	2,098	$405,167

Valeo SA	3,465	186,427

Wendel SA	3,040	255,864

Zodiac Aerospace	4,326	416,947

Germany 7.01%		15,611,383

Adidas AG	7,804	612,526

Aixtron SE NA	7,701	127,773

Aurubis AG (L)	5,796	344,858

BASF SE	17,947	1,573,915

Bayerische Motoren Werke (BMW) AG	10,975	1,015,048

Beiersdorf AG	6,489	406,007

Bilfinger Berger SE	3,830	374,504

Continental AG (I)	4,143	376,920

Deutsche Boerse AG	2,809	186,256

Deutsche Lufthansa AG	16,088	223,149

Fielmann AG	1,875	181,619

Fraport AG Frankfurt Airport Services Worldwide	4,247	260,912

Fresenius Medical Care AG & Company KGaA	6,054	423,952

Fresenius SE & Company KGaA	6,531	675,022

GEA Group AG	14,738	497,613

Infineon Technologies AG (I)	40,215	406,296

K&S AG	5,442	271,366

Kabel Deutschland Holding AG (I)	4,953	297,164

Kloeckner & Company SE	10,548	162,725

Lanxess AG	790	59,041

Leoni AG	3,306	165,640

Linde AG	3,994	663,402

Merck KGaA	3,350	346,252

Metro AG	5,459	216,059

Rheinmetall AG	2,271	137,546

SAP AG	52,403	3,536,347

SGL Carbon SE (I)	4,523	219,260

Software AG	6,389	242,759

Stada Arzneimittel AG	5,241	160,375

Suedzucker AG	9,732	281,776

ThyssenKrupp AG	11,129	300,327

TUI AG (I)(L)	14,740	116,138

Volkswagen AG	3,294	557,906

Wincor Nixdorf AG	3,517	190,930

Greece 0.04%		83,347

OPAP SA	9,405	83,347

Hong Kong 2.49%		5,537,439

AIA Group, Ltd.	242,800	918,921

CLP Holdings, Ltd.	100,500	889,862

Galaxy Entertainment Group, Ltd. (I)	148,000	361,279

Hang Seng Bank, Ltd.	33,000	459,865

Hong Kong & China Gas Company, Ltd.	396,505	1,010,860

14	International Growth Fund | Annual report	See notes to financial statements

	Shares	Value

Hong Kong (continued)

Hong Kong Exchanges & Clearing, Ltd.	17,300	$318,672

Jardine Matheson Holdings, Ltd.	6,000	304,305

Noble Group, Ltd.	81,000	91,055

Power Assets Holdings, Ltd.	100,000	745,838

SJM Holdings, Ltd.	142,000	295,027

Xinyi Glass Holdings Company, Ltd.	228,000	141,755

Ireland 1.68%		3,729,440

CRH PLC	15,261	326,072

DCC PLC	2,435	62,540

DCC PLC (Irish Stock Exchange)	3,213	83,223

Elan Corp. PLC (I)	13,309	166,283

Elan Corp. PLC (European Composite Exchange) (I)	912	11,385

Experian PLC	56,214	844,403

Kerry Group PLC	2,641	112,544

Kerry Group PLC (London Exchange)	2,831	121,524

Paddy Power PLC	4,371	260,027

Paddy Power PLC (London Exchange)	1,442	85,738

Shire PLC	47,426	1,655,663

WPP PLC	3	38

Italy 0.27%		607,559

Assicurazioni Generali SpA	13,291	213,996

Autostrade SpA	6,231	104,369

Enel SpA	45,939	184,092

Mediobanca SpA	16,159	105,102

Japan 19.81%		44,086,210

AEON Company, Ltd. (L)	14,700	186,298

Ajinomoto Company, Inc.	13,000	152,805

Anritsu Corp. (L)	13,000	156,085

Asahi Group Holdings, Ltd.	17,700	387,165

Astellas Pharma, Inc.	8,700	357,850

Bandai Namco Holdings, Inc.	20,100	280,809

Bridgestone Corp.	41,600	1,003,032

Canon, Inc.	50,900	2,305,677

CAPCOM Company, Ltd.	6,400	141,897

Central Japan Railway Company, Ltd.	48	394,650

CHIYODA Corp.	14,000	179,766

Chugai Pharmaceutical Company, Ltd.	24,600	402,970

CyberAgent, Inc.	57	162,513

Daihatsu Motor Company, Ltd.	11,000	211,227

Daito Trust Construction Company, Ltd.	11,800	1,040,095

Dena Company, Ltd.	10,900	355,033

DIC Corp.	79,000	162,638

East Japan Railway Company	6,200	397,668

Eisai Company, Ltd.	17,800	720,063

FamilyMart Company, Ltd.	3,800	147,964

FANUC Corp.	6,500	1,181,200

Fast Retailing Company, Ltd. (L)	4,400	911,997

See notes to financial statements	Annual report | International Growth Fund	15

	Shares	Value

Japan (continued)

Gree, Inc.	13,100	$409,982

Hirose Electric Company, Ltd.	2,700	277,882

Hisamitsu Pharmaceutical Company, Inc.	9,900	447,245

Hitachi, Ltd.	122,000	710,519

Honda Motor Company, Ltd.	17,400	664,058

Hoya Corp.	30,000	696,862

Idemitsu Kosan Company, Ltd.	1,200	123,145

Inpex Corp.	147	1,037,900

Ishikawajima-Harima Heavy Industries Company, Ltd.	111,000	279,949

ITOCHU Corp.	46,000	524,618

Izumi Company, Ltd.	4,000	67,678

Japan Tobacco, Inc.	80	425,115

JFE Holdings, Inc.	9,300	196,242

JGC Corp.	13,000	376,432

K’s Holding Corp.	6,500	217,051

Kao Corp.	42,000	1,075,378

Kawasaki Kisen Kaisha, Ltd. (I)	55,000	116,062

KDDI Corp.	226	1,436,216

Keyence Corp.	3,100	814,138

Kintetsu Corp. (L)	50,000	190,308

Kobe Steel, Ltd. (I)	79,000	137,335

Komatsu, Ltd.	7,800	233,162

Konami Corp.	11,900	327,585

Kurita Water Industries, Ltd.	5,200	133,826

Lawson, Inc. (L)	7,900	464,749

Makita Corp.	8,400	349,995

Marubeni Corp.	68,000	482,925

Mazda Motor Corp. (I)(L)	112,000	185,532

Mediceo Holdings Company, Ltd.	6,700	80,473

Mitsubishi Chemical Holdings Corp.	73,000	421,015

Mitsubishi Corp.	29,700	727,813

Mitsubishi Electric Corp.	26,000	233,727

Mitsubishi Estate Company, Ltd.	11,000	199,317

Mitsubishi Heavy Industries, Ltd.	59,000	276,465

Mitsui Engineering & Shipbuilding Company, Ltd.	102,000	194,860

Mitsui O.S.K. Lines, Ltd.	33,000	150,608

Murata Manufacturing Company, Ltd.	2,500	149,277

NET One Systems Company, Ltd.	85	209,960

Nidec Corp.	3,300	311,754

Nintendo Company, Ltd.	4,900	716,996

Nippon Telegraph & Telephone Corp.	6,800	320,526

Nissan Motor Company, Ltd.	30,800	316,802

Nitori Holdings Company, Ltd.	6,700	566,482

Nitto Denko Corp.	7,700	315,966

Nomura Research Institute, Ltd.	8,300	197,613

NSK, Ltd.	22,000	174,193

NTT DoCoMo, Inc.	506	862,061

Odakyu Electric Railway Company, Ltd.	40,000	382,112

16	International Growth Fund | Annual report	See notes to financial statements

	Shares	Value

Japan (continued)

Olympus Corp. (I)	6,400	$106,774

Ono Pharmaceutical Company, Ltd.	3,200	174,538

Oriental Land Company, Ltd.	2,700	279,483

Point, Inc.	2,950	110,618

Rakuten, Inc.	247	245,622

Resona Holdings, Inc.	64,500	308,344

Ricoh Company, Ltd.	17,000	155,464

Ryohin Keikaku Company, Ltd.	3,400	161,988

Sankyo Company, Ltd.	2,600	124,758

Sanrio Company, Ltd. (L)	3,700	151,355

Santen Pharmaceutical Company, Ltd.	8,500	335,749

Sawai Pharmaceutical Company, Ltd.	2,300	223,983

Secom Company, Ltd.	5,600	265,871

Sega Sammy Holdings, Inc.	10,400	196,518

Seven & I Holdings Company, Ltd.	20,800	575,135

Shimamura Company, Ltd.	3,300	361,127

Shimano, Inc.	2,000	116,032

Shimizu Corp.	28,000	112,995

Shin-Etsu Chemical Company, Ltd.	8,400	450,735

Shionogi & Company, Ltd.	12,600	174,584

Shiseido Company, Ltd.	16,400	284,915

Shizuoka Bank, Ltd.	23,000	233,108

SMC Corp.	3,200	546,702

Softbank Corp.	7,300	217,738

Stanley Electric Company, Ltd.	12,400	210,420

Start Today Company, Ltd.	6,900	126,089

Sumitomo Corp., Ltd.	12,000	178,273

Sysmex Corp.	6,300	226,878

Takeda Pharmaceutical Company, Ltd.	30,200	1,364,582

Terumo Corp.	14,200	685,044

THK Company, Ltd.	6,700	142,206

Toray Industries, Inc.	139,000	984,809

Toshiba Corp.	47,000	205,160

Toyota Tsusho Corp.	6,900	138,696

Trend Micro, Inc.	9,000	261,870

Tsumura & Company, Ltd.	8,900	256,985

Ube Industries, Ltd.	47,000	135,183

Unicharm Corp.	11,800	610,488

West Japan Railway Company	7,900	322,296

Yahoo! Japan Corp.	1,712	539,803

Yamada Denki Company, Ltd.	10,250	666,895

Yamato Kogyo Company, Ltd.	4,200	131,449

Yamato Transport Company, Ltd.	25,600	404,222

Zeon Corp.	14,000	131,415

Jersey, C.I. 0.23%		515,975

Randgold Resources, Ltd.	4,504	515,975

See notes to financial statements	Annual report | International Growth Fund	17

	Shares	Value

Luxembourg 0.36%		$790,293

Millicom International Cellular SA, ADR	3,285	367,935

SES SA	17,508	422,358

Macau 0.30%		670,388

Sands China, Ltd.	129,200	479,958

Wynn Macau, Ltd.	72,400	190,430

Netherlands 3.10%		6,905,217

Aegon NV (I)	30,018	156,723

ASML Holding NV	6,792	311,858

European Aeronautic Defence & Space Company NV	26,989	980,491

Koninklijke (Royal) KPN NV	86,421	935,676

Koninklijke Ahold NV	15,637	216,092

Reed Elsevier NV	14,291	176,398

Royal Dutch Shell PLC, B Shares	16,064	596,130

Unilever NV (L)	106,413	3,531,849

New Zealand 0.13%		292,076

Telecom Corp. of New Zealand, Ltd.	163,570	292,076

Norway 0.35%		766,196

Telenor ASA	15,475	285,768

TGS Nopec Geophysical Company ASA	9,954	287,509

Yara International ASA	3,935	192,919

Singapore 2.07%		4,614,391

Ezra Holdings, Ltd. (I)	103,000	102,225

Golden Agri-Resources, Ltd.	705,000	409,263

Hyflux, Ltd.	82,500	96,528

Keppel Corp., Ltd.	73,400	644,264

Oversea-Chinese Banking Corp., Ltd.	6	43

SembCorp Industries, Ltd.	64,000	269,227

Singapore Airport Terminal Services, Ltd.	76,000	147,312

Singapore Exchange, Ltd.	72,000	412,898

Singapore Post, Ltd.	183,000	141,927

Singapore Press Holdings, Ltd.	189,000	571,283

Singapore Technologies Engineering, Ltd.	199,000	505,575

Singapore Telecommunications, Ltd.	338,000	854,546

SMRT Corp., Ltd.	89,000	123,295

StarHub, Ltd.	51,000	119,757

Wilmar International, Ltd.	53,000	216,248

Spain 1.63%		3,617,424

Acciona SA	1,734	136,224

Enagas SA	5,176	106,312

Gas Natural SDG SA	11,420	192,991

Iberdrola SA	33,122	195,722

Inditex SA	19,096	1,765,587

Red Electrica De Espana	11,291	570,453

Repsol YPF SA	24,955	650,135

18	International Growth Fund | Annual report	See notes to financial statements

	Shares	Value

Sweden 1.94%		$4,318,805

Atlas Copco AB, Series B	4,388	101,558

Elekta AB, Series B	5,349	250,482

Hennes & Mauritz AB, B Shares	51,838	1,861,735

Investor AB, B Shares	16,488	366,559

Kinnevik Investment AB	8,028	182,899

Lundin Petroleum AB (I)	11,062	257,801

Scania AB, Series B	12,676	253,564

Swedbank AB, Class A	19,338	330,152

Swedish Match AB	9,692	370,084

Telefonaktiebolaget LM Ericsson, B Shares	34,291	343,971

Switzerland 12.55%		27,942,750

ABB, Ltd. (I)	9,486	193,792

Actelion, Ltd. (I)	4,193	157,986

Geberit AG (I)	1,899	407,595

Kuehne & Nagel International AG	1,949	256,253

Nestle SA	130,327	7,964,229

Nobel Biocare Holding AG (I)	7,730	91,272

Novartis AG	72,517	3,952,707

Roche Holdings AG (I)	75,617	13,155,132

SGS SA	211	394,819

Swisscom AG	405	161,219

Syngenta AG (I)	1,565	510,887

Wolseley PLC	9,774	378,849

Xstrata PLC	16,686	318,010

United Kingdom 24.73%		55,052,607

Aberdeen Asset Management PLC	59,804	228,973

Admiral Group PLC	25,535	437,660

Aggreko PLC	36,997	1,302,750

AMEC PLC	13,058	229,685

ARM Holdings PLC	41,459	375,474

Ashmore Group PLC	44,897	275,419

ASOS PLC (I)	10,186	297,019

Associated British Foods PLC (I)	7,316	139,431

AstraZeneca PLC	32,570	1,459,088

Babcock International Group PLC	28,004	335,149

BAE Systems PLC	58,162	289,393

Balfour Beatty PLC	50,042	221,211

Barclays PLC	101,703	396,090

BG Group PLC	52,241	1,259,861

BHP Billiton PLC	36,895	1,192,756

BP PLC	20,699	162,461

British American Tobacco PLC	181,506	9,173,676

British Sky Broadcasting Group PLC	57,492	612,237

BT Group PLC	242,930	829,796

Bunzl PLC	28,509	436,376

Burberry Group PLC	54,326	1,217,900

Capita PLC	37,290	454,539

Centrica PLC	60,341	291,512

See notes to financial statements	Annual report | International Growth Fund	19

	Shares	Value
United Kingdom (continued)

Chemring Group PLC	15,270	$106,407

Cobham PLC	110,452	329,342

Cookson Group PLC	4,876	52,240

Croda International PLC	15,743	539,357

Diageo PLC	150,677	3,599,061

Drax Group PLC	42,918	354,148

Eurasian Natural Resources Corp.	8,206	91,235

GlaxoSmithKline PLC	372,916	8,223,639

HSBC Holdings PLC	78,395	692,215

ICAP PLC	26,390	161,500

IG Group Holdings PLC	39,055	274,787

IMI PLC	21,891	337,526

Imperial Tobacco Group PLC	23,296	923,184

Inchcape PLC	44,487	265,137

Inmarsat PLC	13,612	103,690

Intercontinental Hotels Group PLC	9,811	223,729

International Power PLC	29,310	161,134

Intertek Group PLC	11,024	406,088

Investec PLC	13,087	83,203

John Wood Group PLC	23,523	283,294

Johnson Matthey PLC	12,632	463,709

Kazakhmys PLC	5,927	104,527

Land Securities Group PLC	24,339	261,278

Lloyds Banking Group PLC (I)	2,223,884	1,234,956

London Stock Exchange Group PLC	16,522	236,999

Man Group PLC	94,837	197,266

Marks & Spencer Group PLC	69,405	400,247

Mondi PLC	34,492	322,641

National Grid PLC	37,324	381,348

Next PLC	23,362	1,030,332

Pearson PLC	29,991	571,625

Pennon Group PLC	22,535	257,382

Petrofac, Ltd.	11,492	290,795

Prudential PLC	4,777	54,106

Reckitt Benckiser Group PLC	32,628	1,806,360

Reed Elsevier PLC	57,897	506,078

Resolution, Ltd.	70,769	302,684

Rexam PLC	42,934	283,570

Rightmove PLC	4,609	105,889

Rio Tinto PLC	31,837	1,812,651

Rolls-Royce Holdings PLC (I)	59,097	765,439

SABMiller PLC	9,509	384,826

Scottish & Southern Energy PLC	28,803	590,686

Smith & Nephew PLC	57,394	563,867

Smiths Group PLC	26,493	458,646

Spectris PLC	11,110	307,865

Tate & Lyle PLC	41,994	465,979

20	International Growth Fund | Annual report	See notes to financial statements

		Shares	Value
United Kingdom (continued)

Tesco PLC		88,066	$442,954

The Sage Group PLC		75,511	372,595

The Weir Group PLC		15,905	533,005

Tullett Prebon PLC		14,637	74,639

Unilever PLC		6,799	219,480

William Hill PLC		60,468	215,733

WM Morrison Supermarket PLC		44,054	203,078

United States 0.05%			115,564

Sims Metal Management, Ltd.		7,092	115,564

Preferred Securities 0.76%			$1,700,055

(Cost $1,376,258)

Germany 0.76%			1,700,055

Bayerische Motoren Werke (BMW) AG		3,521	208,658

Hugo Boss AG		3,591	373,560

Porsche Automobil Holding SE		6,986	454,695

Volkswagen AG		3,547	663,142

Escrow Certificates 0.00%			$0

(Cost $0)

Austria 0.00%			0

Immofinanz AG — Escrow Shares (L)		49,581	0

Warrants 0.00%			$1,122

(Cost $5,399)

Canada 0.00%			1,122

Kinross Gold Corp. (Expiration Date: 9-17-14,
Strike Price: $21.30) (I)		1,133	1,122

	Yield %	Shares	Value

Securities Lending Collateral 2.78%			$6,175,492

(Cost $6,173,522)

John Hancock Collateral Investment Trust (W)	0.3743 (Y)	616,963	6,175,492

Short-Term Investments 2.32%			$5,169,892

(Cost $5,169,892)

Money Market Funds 2.32%			5,169,892

State Street Institutional Treasury Money
Market Fund	0.0000 (Y)	5,169,892	5,169,892

Total investments (Cost $202,722,114)† 101.72%			$226,403,752

Other assets and liabilities, net (1.72%)			($3,820,002)

Total net assets 100.00%			$222,583,750

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

See notes to financial statements	Annual report | International Growth Fund	21

Notes to Schedule of Investments

ADR American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 2-29-12.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 2-29-12.

† At 2-29-12, the aggregate cost of investment securities for federal income tax purposes was $203,401,740. Net unrealized appreciation aggregated $23,002,012, of which $31,253,416 related to appreciated investment securities and $8,251,404 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of net assets of 2-29-12:

Health Care	20.3%
Consumer Staples	19.5%
Industrials	12.9%
Consumer Discretionary	12.1%
Materials	7.5%
Information Technology	7.3%
Financials	5.4%
Telecommunication Services	4.5%
Energy	4.2%
Utilities	2.9%
Short-Term Investments & Other	3.4%

22	International Growth Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-29-12

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $196,548,592) including
$5,904,844 of securities loaned	$220,228,260
Investments in affiliated issuers, at value (Cost $6,173,522)	6,175,492

Total investments, at value (Cost $202,722,114)	226,403,752

Foreign currency, at value (Cost $123,849)	123,331
Cash held at broker for futures contracts	1,042,640
Receivable for fund shares sold	745,719
Receivable for forward foreign currency exchange contracts	91,064
Dividends and interest receivable	981,600
Receivable for securities lending income	6,398
Other receivables and prepaid expenses	25,386

Total assets	229,419,890

Liabilities

Payable for forward foreign currency exchange contracts	216,480
Payable for fund shares repurchased	228,597
Payable upon return of securities loaned	6,177,137
Payable for futures variation margin	64,836
Payable to affiliates
Accounting and legal services fees	7,483
Transfer agent fees	21,046
Trustees’ fees	2,334
Due to adviser	636
Other liabilities and accrued expenses	117,591

Total liabilities	6,836,140

Net assets

Paid-in capital	$202,193,467
Undistributed net investment income	341,320
Accumulated net realized loss on investments, futures contracts and
foreign currency transactions	(4,005,167)
Net unrealized appreciation (depreciation) on investments, futures
contracts and translation of assets and liabilities in foreign currencies	24,054,130

Net assets	$222,583,750

See notes to financial statements	Annual report | International Growth Fund	23

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($49,389,172 ÷ 2,471,578 shares)	$19.98
Class B ($973,083 ÷ 48,793 shares)[1]	$19.94
Class C ($1,623,562 ÷ 81,550 shares)[1]	$19.91
Class I ($161,553,373 ÷ 8,072,937 shares)	$20.01
Class 1 ($9,044,560 ÷ 452,317 shares)	$20.00

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$21.03

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

24	International Growth Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 2-29-12

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$8,022,259
Securities lending	219,952
Interest	239
Less foreign taxes withheld	(598,324)

Total investment income	7,644,126

Expenses

Investment management fees	2,252,328
Distribution and service fees	152,032
Accounting and legal services fees	37,671
Transfer agent fees	257,034
Trustees’ fees	18,190
State registration fees	61,022
Printing and postage	13,488
Professional fees	64,477
Custodian fees	326,111
Registration and filing fees	24,456
Other	17,133

Total expenses	3,223,942
Less expense reductions	(59,157)

Net expenses	3,164,785

Net investment income	4,479,341

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(1,359,249)
Investments in affiliated issuers	(654)
Capital gain distributions received from affiliated underlying funds	171
Futures contracts	6,504
Foreign currency transactions	(503,060)

(1,856,288)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(15,884,557)
Investments in affiliated issuers	1,759
Futures contracts	330,469
Translation of assets and liabilities in foreign currencies	166,210

(15,386,119)

Net realized and unrealized loss	(17,242,407)

Decrease in net assets from operations	($12,763,066)

See notes to financial statements	Annual report | International Growth Fund	25

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	2-29-12	2-28-11

Increase (decrease) in net assets

From operations
Net investment income	$4,479,341	$2,350,425
Net realized gain (loss)	(1,856,288)	8,293,148
Change in net unrealized appreciation (depreciation)	(15,386,119)	33,448,364

Increase (decrease) in net assets resulting from operations	(12,763,066)	44,091,937

Distributions to shareholders
From net investment income
Class A	(431,740)	(211,992)
Class B	(2,245)	—
Class C	(4,082)	—
Class I	(2,612,306)	(1,859,699)
Class 1	(126,750)	(65,793)
Class NAV[1]	—	(47,095)

Total distributions	(3,177,123)	(2,184,579)

From Fund share transactions	(19,513,581)	49,129,284

Total increase (decrease)	(35,453,770)	91,036,642

Net assets

Beginning of year	258,037,520	167,000,878

End of year	$222,583,750	$258,037,520

Undistributed (accumulated distributions in excess of)
net investment income	$341,320	($470,256)

1 Class NAV shares were terminated on 12-22-10.

26	International Growth Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	2-29-12	2-28-11	2-28-10	2-28-09	2-29-08

Per share operating performance

Net asset value, beginning of period	$20.99	$17.36	$12.46	$22.86	$23.94
Net investment income[1]	0.30	0.13	0.14	0.31	0.26
Net realized and unrealized gain (loss) on investments	(1.12)	3.61	4.86	(10.31)	0.53
Total from investment operations	(0.82)	3.74	5.00	(10.00)	0.79
Less distributions
From net investment income	(0.19)	(0.11)	(0.10)	(0.40)	(0.18)
From net realized gain	—	—	—	—	(1.69)
Total distributions	(0.19)	(0.11)	(0.10)	(0.40)	(1.87)
Net asset value, end of period	$19.98	$20.99	$17.36	$12.46	$22.86
Total return (%)[2,3]	(3.80)	21.58	40.07	(44.00)	2.85

Ratios and supplemental data

Net assets, end of period (in millions)	$49	$45	$23	$13	$26
Ratios (as a percentage of average net assets):
Expenses before reductions	1.66	1.60	1.68[4]	1.94	2.21
Expenses net of fee waivers	1.59	1.60	1.64[4]	1.62	1.56
Expenses net of fee waivers and credits	1.59	1.60	1.63[4]	1.62	1.56
Net investment income	1.50	0.69	0.86	1.59	1.02
Portfolio turnover (%)	55	48	37	59	97

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the periods shown.
3 Does not reflect the effect of sales charges, if any.
4 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS B SHARES Period ended	2-29-12	2-28-11	2-28-10	2-28-09	2-29-08

Per share operating performance

Net asset value, beginning of period	$20.93	$17.36	$12.48	$22.81	$23.91
Net investment income (loss)[1]	0.12	0.01	0.05	0.15	(0.01)
Net realized and unrealized gain (loss) on investments	(1.06)	3.56	4.83	(10.25)	0.60
Total from investment operations	(0.94)	3.57	4.88	(10.10)	0.59
Less distributions
From net investment income	(0.05)	—	—	(0.23)	—
From net realized gain	—	—	—	—	(1.69)
Total distributions	(0.05)	—	—	(0.23)	(1.69)
Net asset value, end of period	$19.94	$20.93	$17.36	$12.48	$22.81
Total return (%)[2,3]	(4.47)	20.56	39.10	(44.43)	2.03

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	4.00	4.24	4.83[4]	4.68	4.62
Expenses net of fee waivers	2.33	2.40	2.44[4]	2.65	2.41
Expenses net of fee waivers and credits	2.33	2.40	2.40[4]	2.40	2.40
Net investment income (loss)	0.63	0.04	0.29	0.80	(0.03)
Portfolio turnover (%)	55	48	37	59	97

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the periods shown.
3 Does not reflect the effect of sales charges, if any.
4 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Annual report | International Growth Fund	27

CLASS C SHARES Period ended	2-29-12	2-28-11	2-28-10	2-28-09	2-29-08

Per share operating performance

Net asset value, beginning of period	$20.91	$17.34	$12.47	$22.79	$23.90
Net investment income (loss)[1]	0.10	0.01	(0.01)	0.20	0.05
Net realized and unrealized gain (loss) on investments	(1.05)	3.56	4.88	(10.29)	0.53
Total from investment operations	(0.95)	3.57	4.87	(10.09)	0.58
Less distributions
From net investment income	(0.05)	—	—	(0.23)	—
From net realized gain	—	—	—	—	(1.69)
Total distributions	(0.05)	—	—	(0.23)	(1.69)
Net asset value, end of period	$19.91	$20.91	$17.34	$12.47	$22.79
Total return (%)[2,3]	(4.52)	20.59	39.05	(44.43)	1.99

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$1	$1	$1	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	3.34	3.45	3.95[4]	3.81	3.73
Expenses net of fee waivers	2.33	2.40	2.41[4]	2.42	2.40
Expenses net of fee waivers and credits	2.33	2.40	2.40[4]	2.40	2.40
Net investment income (loss)	0.52	0.03	(0.06)	1.03	0.21
Portfolio turnover (%)	55	48	37	59	97

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the periods shown.
3 Does not reflect the effect of sales charges, if any.
4 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS I SHARES Period ended	2-29-12	2-28-11	2-28-10	2-28-09	2-29-08

Per share operating performance

Net asset value, beginning of period	$21.04	$17.40	$12.48	$22.90	$23.97
Net investment income[1]	0.37	0.23	0.14	0.18	0.36
Net realized and unrealized gain (loss) on investments	(1.12)	3.60	4.95	(10.12)	0.54
Total from investment operations	(0.75)	3.83	5.09	(9.94)	0.90
Less distributions
From net investment income	(0.28)	(0.19)	(0.17)	(0.48)	(0.28)
From net realized gain	—	—	—	—	(1.69)
Total distributions	(0.28)	(0.19)	(0.17)	(0.48)	(1.97)
Net asset value, end of period	$20.01	$21.04	$17.40	$12.48	$22.90
Total return (%)[2]	(3.42)	22.08	40.76	(43.74)	3.27

Ratios and supplemental data

Net assets, end of period (in millions)	$162	$204	$134	$23	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20	1.14	1.23[3]	1.67	5.07
Expenses net of fee waivers	1.20	1.14	1.21[3]	1.20	1.20
Expenses net of fee waivers and credits	1.20	1.14	1.21[3]	1.20	1.20
Net investment income	1.88	1.21	0.84	1.16	1.43
Portfolio turnover (%)	55	48	37	59	97

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the periods shown.
3 Includes the impact of proxy expenses, which amounted to 0.01% of average net assets.

28	International Growth Fund | Annual report	See notes to financial statements

CLASS 1 SHARES Period ended	2-29-12	2-28-11	2-28-10	2-28-09	2-29-08

Per share operating performance

Net asset value, beginning of period	$21.02	$17.38	$12.47	$22.89	$23.97
Net investment income[1]	0.36	0.23	0.20	0.36	0.29
Net realized and unrealized gain (loss) on investments	(1.09)	3.60	4.89	(10.29)	0.61
Total from investment operations	(0.73)	3.83	5.09	(9.93)	0.90
Less distributions
From net investment income	(0.29)	(0.19)	(0.18)	(0.49)	(0.29)
From net realized gain	—	—	—	—	(1.69)
Total distributions	(0.29)	(0.19)	(0.18)	(0.49)	(1.98)
Net asset value, end of period	$20.00	$21.02	$17.38	$12.47	$22.89
Total return (%)[2]	(3.33)	22.11	40.73	(43.72)	3.28

Ratios and supplemental data

Net assets, end of period (in millions)	$9	$8	$5	$3	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.16	1.13	1.24[3]	1.51	1.83
Expenses net of fee waivers	1.14	1.13	1.19[3]	1.15	1.15
Expenses net of fee waivers and credits	1.14	1.13	1.19[3]	1.15	1.15
Net investment income	1.83	1.21	1.23	1.94	1.14
Portfolio turnover (%)	55	48	37	59	97

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the periods shown.
3 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

See notes to financial statements	Annual report | International Growth Fund	29

Notes to financial statements

Note 1 — Organization

John Hancock International Growth Fund (the Fund) is a series of John Hancock Fund III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek high total return primarily through capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

30	International Growth Fund | Annual report

The following is a summary of the values by input classification of the Fund’s investments as of February 29, 2012, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 2-29-12	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Australia	$8,185,091	—	$8,185,091
Austria	672,312	—	672,312	—
Belgium	1,474,162	—	1,474,162	—
Bermuda	155,743	—	155,743	—
Canada	9,211,276	$9,211,276	—	—
China	163,990	—	163,990	—
Denmark	4,152,823	—	4,152,823	—
Finland	850,167	—	850,167	—
France	13,234,563	—	13,234,563	—
Germany	15,611,383	—	15,611,383	—
Greece	83,347	—	83,347	—
Hong Kong	5,537,439	—	5,537,439	—
Ireland	3,729,440	—	3,729,440	—
Italy	607,559	—	607,559	—
Japan	44,086,210	—	44,086,210	—
Jersey, C.I.	515,975	—	515,975	—
Luxembourg	790,293	—	790,293	—
Macau	670,388	—	670,388	—
Netherlands	6,905,217	—	6,905,217	—
New Zealand	292,076	—	292,076	—
Norway	766,196	—	766,196	—
Singapore	4,614,391	—	4,614,391	—
Spain	3,617,424	—	3,617,424	—
Sweden	4,318,805	—	4,318,805	—
Switzerland	27,942,750	—	27,942,750	—
United Kingdom	55,052,607	—	55,052,607	—
United States	115,564	—	115,564	—
Preferred Securities				—
Germany	1,700,055	—	1,700,055	—
Warrants
Canada	1,122	1,122	—	—
Securities Lending
Collateral	6,175,492	6,175,492	—	—
Short-Term Investments	5,169,892	5,169,892	—	—

Total Investments in
Securities	$226,403,752	$20,557,782	$205,845,970	—
Other Financial
Instruments
Futures	$493,105	$493,502	($397)	—
Forward Foreign
Currency Contracts	($125,416)	—	($125,416)	—

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the year ended February 29, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

Annual report | International Growth Fund	31

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations,

32	International Growth Fund | Annual report

market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The Fund may be subject to capital gains and repatriation taxes as imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, effective March 30, 2011, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 30, 2011, the Fund had a similar agreement with State Street Bank and Trust Company. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the year ended February 29, 2012, the Fund had no borrowings under the line of credit.

Expenses. Expenses that are directly attributable to an individual fund are allocated to the Fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has no capital loss carryforward available to offset future net realized capital gains as of February 29, 2012. Net capital losses of $3,346,083, that are a result of security transactions occurring after October 31, 2011 are treated as occurring on March 1, 2012, the first day of the Fund’s next taxable year.

Annual report | International Growth Fund	33

As of February 29, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended February 29, 2012 and February 28, 2011 was as follows:

	FEBRUARY 29, 2012	FEBRUARY 28, 2011

Ordinary Income	$3,177,123	$2,184,579

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of February 29, 2012, the components of distributable earnings on a tax basis included $259,579 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, passive foreign investment companies, wash sale deferrals and derivative transactions.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 may result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Management is currently evaluating the impact, if any, on the Fund’s financial statement disclosures.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

34	International Growth Fund | Annual report

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the year ended February 29, 2012, the Fund used futures contracts to gain or hedge exposure to certain securities markets. The following table summarizes the contracts held at February 29, 2012. During the year ended February 29, 2012, the Fund held futures contracts with USD absolute notional values ranging from $11.9 million to $26.8 million, as measured at each quarter end.

					UNREALIZED
OPEN	NUMBER OF				APPRECIATION
CONTRACTS	CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	(DEPRECIATION)

CAC 40 Index Futures	19	Long	Mar 2012	$873,575	$13,495
DAX Index Futures	24	Long	Mar 2012	5,479,348	502,577
FTSE 100 Index	18	Long	Mar 2012	1,676,077	58,625
Futures
ASX SPI 200 Index	25	Short	Mar 2012	(2,874,167)	(79,104)
Futures
FTSE MIB Index	5	Short	Mar 2012	(544,877)	(397)
Futures
S&P TSE 60 Index	3	Short	Mar 2012	(435,272)	(2,091)
Futures

Total					$493,105

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

Annual report | International Growth Fund	35

During the year ended February 29, 2012, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates. The following table summarizes the contracts held at February 29, 2012. During the year ended February 29, 2012, the Fund held forward foreign currency contracts with USD absolute values ranging from $45.8 million to $95.4 million, as measured at each quarter end.

		PRINCIPAL
	PRINCIPAL	AMOUNT
	AMOUNT	COVERED			UNREALIZED
	COVERED BY	BY CONTRACT		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	(USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys
AUD	811,239	$860,076	Bank of America N.A.	4-20-12	$5,081
AUD	756,440	806,678	Mellon Bank NA	4-20-12	38
AUD	252,147	270,390	Morgan Stanley Capital	4-20-12	(1,485)
			Services, Inc.
EUR	460,057	608,301	Bank of America N.A.	4-20-12	4,749
EUR	785,679	1,039,013	Brown Brothers	4-20-12	7,946
			Harriman & Company
EUR	986,371	1,304,870	Deutsche Bank AG	4-20-12	9,522
EUR	1,252,622	1,658,331	JPMorgan Chase Bank	4-20-12	10,854
EUR	614,621	815,752	Morgan Stanley Capital	4-20-12	3,264
			Services, Inc.
EUR	946,289	1,252,586	Royal Bank of Scotland PLC	4-20-12	8,395
GBP	59,919	94,725	Bank of America N.A.	4-20-12	566
GBP	94,291	148,856	Barclays Bank PLC	4-20-12	1,098
GBP	19,431	30,673	JPMorgan Chase Bank	4-20-12	228
GBP	81,658	129,030	Morgan Stanley Capital	4-20-12	833
			Services, Inc.
GBP	103,156	162,848	Royal Bank of Scotland PLC	4-20-12	1,204
HKD	11,073,287	1,427,945	Bank of America N.A.	4-20-12	(109)
HKD	8,392,911	1,082,419	Barclays Bank PLC	4-20-12	(201)
HKD	3,724,303	480,273	Brown Brothers	4-20-12	(46)
			Harriman & Company
HKD	4,697,105	605,705	Mellon Bank NA	4-20-12	(40)
HKD	7,862,732	1,014,144	Morgan Stanley Capital	4-20-12	(290)
			Services, Inc.
HKD	8,117,663	1,046,899	State Street Bank &	4-20-12	(173)
			Trust Company
JPY	73,348,630	921,176	Deutsche Bank AG	4-20-12	(18,467)
JPY	73,531,690	923,476	JPMorgan Chase Bank	4-20-12	(18,515)
JPY	45,318,584	568,831	Royal Bank of Scotland PLC	4-20-12	(11,091)
SGD	1,845,284	1,468,813	Bank of America N.A.	4-20-12	6,711
SGD	922,641	734,528	Barclays Bank PLC	4-20-12	3,233
SGD	4,223,146	3,361,066	Brown Brothers	4-20-12	15,841
			Harriman & Company
SGD	751,694	598,235	Mellon Bank NA	4-20-12	2,834
SGD	982,435	782,359	Morgan Stanley Capital	4-20-12	3,215
			Services, Inc.
SGD	751,694	598,698	Royal Bank of Scotland PLC	4-20-12	2,371
SGD	751,694	597,987	State Street Bank &	4-20-12	3,081
			Trust Company

Total		$25,394,683			$40,647

36	International Growth Fund | Annual report

		PRINCIPAL
	PRINCIPAL	AMOUNT
	AMOUNT	COVERED			UNREALIZED
	COVERED BY	BY CONTRACT		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	(USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Sells
CAD	2,605,799	$2,611,649	Bank of America N.A.	4-20-12	($19,140)
CAD	488,456	489,636	Barclays Bank PLC	4-20-12	(3,504)
CAD	933,979	936,461	Morgan Stanley Capital	4-20-12	(6,475)
			Services, Inc.
CAD	2,784,506	2,791,678	Royal Bank of Scotland PLC	4-20-12	(19,532)
CAD	729,810	731,485	State Street Bank &	4-20-12	(5,324)
			Trust Company
CHF	1,273,534	1,397,507	Barclays Bank PLC	4-20-12	(10,989)
CHF	2,031,615	2,224,014	Brown Brothers	4-20-12	(22,900)
			Harriman & Company
CHF	4,943,741	5,420,251	Royal Bank of Scotland PLC	4-20-12	(47,400)
CHF	2,495,776	2,735,547	State Street Bank &	4-20-12	(24,718)
			Trust Company
SEK	1,175,853	175,998	Brown Brothers	4-20-12	(1,374)
			Harriman & Company
SEK	4,226,694	634,448	Deutsche Bank AG	4-20-12	(3,130)
SEK	53,497	8,030	JPMorgan Chase Bank	4-20-12	(40)
SEK	1,526,946	228,796	Mellon Bank NA	4-20-12	(1,537)

Total		$20,385,500			($166,063)

Currency Abbreviations

AUD	Australian Dollar	HKD	Hong Kong Dollar
CAD	Canadian Dollar	JPY	Japanese Yen
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	Pound Sterling

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at February 29, 2012 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENT	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Equity contracts	Receivable for future	Future†	$574,697	($81,592)
	variation margin; net
	unrealized appreciation
	(depreciation) on investments
Foreign exchange	Receivable/Payable for	Forward foreign	91,064	(216,480)
contracts	forward foreign currency	currency
	exchange contracts	contracts
Total			$665,761	($298,072)

† Reflects cumulative appreciation/depreciation on futures as disclosed herein. Only the period end variation margin is separately disclosed in the Statement of assets and liabilities.

Annual report | International Growth Fund	37

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended February 29, 2012:

	STATEMENT OF		FOREIGN
	OPERATIONS	FUTURES	CURRENCY
RISK	LOCATION	CONTRACTS	TRANSACTIONS*	TOTAL

	Net realized
Equity contracts	gain (loss) on	$6,504	—	$6,504
Foreign exchange	Net realized	—	($551,591)	(551,591)
contracts	gain (loss) on
Total		$6,504	($551,591)	($545,087)

* Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended February 29, 2012:

			TRANSLATION OF
			ASSETS AND
			LIABILITIES IN
		FUTURES	FOREIGN
RISK	STATEMENT OF OPERATIONS LOCATION	CONTRACTS	TRANSACTIONS*	TOTAL

Equity contracts	Change in unrealized appreciation	$330,469	—	$330,469
	(depreciation) of
Foreign exchange	Change in unrealized appreciation	—	$180,958	180,958
contracts	(depreciation) of
Total		$330,469	$180,958	$511,427

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.920% of the first $100,000,000 of the Fund’s average daily net assets;

38	International Growth Fund | Annual report

(b) 0.895% of the next $900,000,000; (c) 0.880% of the next $1,000,000,000; (d) 0.850% of the next $1,000,000,000; (e) 0.825% of the next $1,000,000,000; and (f) 0.800% of the Fund’s average daily net asset in excess of $4,000,000,000. The Adviser has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes certain expenses such as taxes, portfolio brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.60%, 2.30%, 2.30%, 1.24% and 1.15% for Class A, Class B, Class C, Class I and Class 1 shares, respectively. The fee waivers and/or reimbursements will continue in effect until June 30, 2013. Prior to July 1, 2011, the fee waivers and/or reimbursements were such that these expenses would not exceed 1.70%, 2.40%, 2.40%, 1.24% and 1.20% for Class A, Class B, Class C, Class I and Class 1 shares, respectively.

Accordingly, these expense reductions amounted to $29,219, $13,931, $14,316 and $1,691 for Class A, Class B, Class C and Class 1 shares, respectively, for the year ended February 29, 2012.

The investment management fees, including the impact of the waivers, reimbursements and amounts recaptured described above, incurred for the year ended February 29, 2012 were equivalent to a net effective rate of 0.88% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended February 29, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%
Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $46,350 for the year ended February 29, 2012. Of this amount, $6,799 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $38,509 was paid as sales commissions to broker-dealers and $1,042 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Annual report | International Growth Fund	39

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended February 29, 2012, CDSCs received by the Distributor amounted to $3,170 and $233 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended February 29, 2012 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$125,251	$81,091	$16,859	$4,918
Class B	8,378	1,633	13,890	279
Class C	14,116	2,783	14,238	368
Class I	—	171,527	16,035	7,923
Class 1	4,287	—	—	—

Total	$152,032	$257,034	$61,022	$13,488

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

40	International Growth Fund | Annual report

Note 6 — Fund share transactions

Transactions in Fund shares for the years ended February 29, 2012 and February 28, 2011 were as follows:

	Year ended 2-29-12		Year ended 2-28-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,620,299	$32,324,292	1,001,925	$18,930,095
Distributions reinvested	23,931	428,365	10,486	210,444
Repurchased	(1,304,021)	(27,324,773)	(182,969)	(3,423,082)

Net increase	340,209	$5,427,884	829,442	$15,717,457

Class B shares

Sold	25,355	$511,368	18,488	$350,796
Distributions reinvested	117	2,099	—	—
Repurchased	(14,555)	(291,119)	(13,173)	(234,105)

Net increase	10,917	$222,348	5,315	$116,691

Class C shares

Sold	41,214	$820,514	14,797	$278,217
Distributions reinvested	185	3,306	—	—
Repurchased	(13,390)	(262,293)	(12,304)	(222,459)

Net increase	28,009	$561,527	2,493	$55,758

Class I shares

Sold	2,600,769	$52,660,106	3,607,016	$67,388,025
Distributions reinvested	2,431	43,561	919	18,465
Repurchased	(4,208,665)	(80,252,057)	(1,611,195)	(30,758,599)

Net increase (decrease)	(1,605,465)	($27,548,390)	1,996,740	$36,647,891

Class 1 shares

Sold	218,296	$4,496,153	191,560	$3,635,364
Distributions reinvested	7,081	126,750	3,275	65,793
Repurchased	(141,980)	(2,799,853)	(102,225)	(1,936,307)

Net increase	83,397	$1,823,050	92,610	$1,764,850

Class NAV shares[1]

Sold	—	—	25,913	$465,996
Distributions reinvested	—	—	2,350	47,095
Repurchased	—	—	(288,620)	(5,686,454)

Net increase (decrease)	—	—	(260,357)	($5,173,363)

Net increase (decrease)	(1,142,933)	($19,513,581)	2,666,243	$49,129,284

1 Class NAV shares were terminated on 12-22-10.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $132,013,925 and $144,846,219, respectively, for the year ended February 29, 2012.

Annual report | International Growth Fund	41

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock International Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock International Growth Fund (the “Fund”) at February 29, 2012, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 23, 2012

42	International Growth Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended February 29, 2012.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended February 29, 2012, the Fund designates the maximum amount allowable for the corporate dividends-received deduction.

The Fund designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2012.

Income derived from foreign sources was $6,331,387. The Fund intends to pass through foreign tax credits of $347,425 for the fiscal year.

Eligible shareholders will be mailed a 2012 Form 1099-DIV in early 2013. This Form will reflect the tax character of all distributions for calendar year 2012.

Annual report | International Growth Fund	43

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Steven R. Pruchansky, Born: 1944	2006	48

Chairman (since January 2011); Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000);
Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

William H. Cunningham, Born: 1944	2006	48

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson, Born: 1952	2008	48

President, Cambridge College, Cambridge, Massachusetts (since May 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–May 2011); Board of Directors of Eastern Bank
Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001);
Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of Boston
Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Stanley Martin,[2] Born: 1947	2008	48

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation & Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore,[2] Born: 1939	2006	48

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

44	International Growth Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson,[2] Born: 1943	2006	48

Presidential Advisor for Global Initiatives, American Council on Education (since 2011); Chairperson of the Board of the Trust (during 2009 and 2010); Principal, PMP Globalinc (consulting) (2007–2011);
Senior Associate, Institute for Higher Education Policy (2007–2011); Executive Director, CIES
(international education agency) (until 2007); Vice President, Institute of International Education (until
2007); Former President Wells College, St. Lawrence University and the Association of Colleges and
Universities of the State of New York. Director of the following: Mutual Fund Directors Forum (since
2011); Niagara Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997);
ONBANK (until 1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison
(since 2007); Ford Foundation, International Fellowships Program (until 2007); UNCF, International
Development Partnerships (until 2005); Roth Endowment (since 2002); Council for International
Educational Exchange (since 2003).

Gregory A. Russo, Born: 1949	2008	48

Member, Audit Committee and Finance Committee of NCH Healthcare Systems, Inc. (since 2011);
Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie, Born: 1959	2010	48

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2009); Trustee,
John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC,
John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2010); Senior
Vice President, Individual Business Product Management, MetLife, Inc. (1999–2006).

John G. Vrysen, Born: 1955	2009	48

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009); Trustee, John Hancock retail funds (since 2009).

Annual report | International Growth Fund	45

Principal officers who are not Trustees

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2006

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (since 2005);
Director, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock retail funds (since 2005); Member, Investment Company Institute Sales
Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971	2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock
Variable Insurance Trust (since 2006); Senior Vice President, Product Management and Development,
John Hancock Funds, LLC (until 2009).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2006); Vice President and Associate General
Counsel, Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal
Counsel, MML Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual
Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Variable Insurance Trust, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable Insurance Trust
(since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President,
Goldman Sachs (2005–2007).

46	International Growth Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock closed-end funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Variable Insurance Trust (since
October 2010) and (2007–2009); Assistant Treasurer, John Hancock retail funds (2007–2009);
Assistant Treasurer, Fidelity Group of Funds (2005–2007); Vice President, Fidelity Management
Research Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

Annual report | International Growth Fund	47

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Investment Management
William H. Cunningham	Services, LLC
Deborah C. Jackson
Stanley Martin*	Subadviser
Hugh McHaffie†	Grantham, Mayo, Van Otterloo & Co. LLC
Dr. John A. Moore,* Vice Chairman^
Patti McGill Peterson*	Principal distributor
Gregory A. Russo	John Hancock Funds, LLC
John G. Vrysen†
Custodian
Officers	State Street Bank and Trust Company
Keith F. Hartstein
President and Chief Executive Officer	Transfer agent
John Hancock Signature Services, Inc.
Andrew G. Arnott
Senior Vice President and Chief Operating Officer	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer	Independent registered
public accounting firm
Francis V. Knox, Jr.	PricewaterhouseCoopers LLP
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
^Effective 1-1-12

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

48	International Growth Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock International Growth Fund.	8700A 2/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	4/12

John Hancock

MUTUAL FUNDS

John Hancock
International Allocation Portfolio

Annual Report

2.29.12

A look at performance

Total returns for the period ended February 29, 2012

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since				Since
	1-year	5-year	10-year	inception[1]	1-year	5-year	10-year	inception[1]

Class A	–11.98	–3.09	—	–3.08	–11.98	–14.52	—	–14.93

Class B	–12.54	–3.15	—	–2.97	–12.54	–14.79	—	–14.45

Class C	–8.99	–2.81	—	–2.81	–8.99	–13.27	—	–13.70

Class I2	–6.96	–1.68	—	–1.69	–6.96	–8.14	—	–8.42

Performance figures assume all dividends have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 6-30-12. Had the fee waivers and expense limitations not been in place gross expenses would apply. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class I
Net (%)	1.63	2.33	2.33	1.32
Gross (%)	2.13	3.28	2.94	6.65

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

6	International Allocation Portfolio | Annual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B	12-29-06	$8,631	$8,555	$8,965

Class C3	12-29-06	8,630	8,630	8,965

Class I2	12-29-06	9,158	9,158	8,965

MSCI EAFE Index (gross of foreign withholding tax on dividends) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 From 12-29-06.

2 For certain types of investors, as described in the Portfolio’s prospectus.

3 No contingent deferred sales charge is applicable.

Annual report | International Allocation Portfolio	7

Management’s discussion of

Portfolio performance

By John Hancock Asset Management1

During the 12 months ended February 29, 2012, international developed markets lost ground, with the Portfolio’s benchmark, the MSCI EAFE Index, declining 7.01%. This result reflected growing investor concern about the sovereign debt of certain fiscally challenged eurozone nations such as Greece and Italy, as well as weakness in the euro versus the U.S. dollar. During the period, Greece received approval for further bailout funds to help it stave off defaulting on its sovereign debt. However, the nation remained mired in a painful multi-year recession. Against this backdrop, Greek stocks lost more than half of their value. Most other markets in the region finished in the red as well. Key benchmark components Germany and France lost roughly 8% and 14%, respectively, while the United Kingdom performed relatively better at 0%. Japan saw its stock market fall by about 10% during the period.

For the 12 months ended February 29, 2012, John Hancock International Allocation Portfolio’s Class A declined 7.34%, excluding sales charges, versus –7.01% for the Portfolio’s benchmark, the MSCI EAFE Index, and –7.40% for the average foreign large blend fund, according to Morningstar, Inc. Asset allocation bolstered the Portfolio’s relative results during the period. In particular, the Portfolio’s presence in emerging markets was helpful, given their significant outperformance versus developed international markets. Secondly, the Portfolio’s allocation to China benefited its performance. Largely offsetting the positive influence of asset allocation were the mixed results of the Portfolio’s underlying fund managers. On the one hand, International Growth Stock Fund (Invesco) strongly outperformed due to rewarding stock picking in the financials and consumer discretionary sectors, among other factors. On the other hand, Emerging Markets Fund (DFA) came up considerably short of its benchmark because of the fund’s tilt toward smaller companies. Greater China Opportunities Fund (John Hancock) also disappointed us.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

1 Manulife Asset Management (US) LLC and Manulife Asset Managment (North America) Limited are doing business as John Hancock Asset Management.

8	International Allocation Portfolio | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Portfolio, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Portfolio’s actual ongoing operating expenses, and is based on the Portfolio’s actual return. It assumes an account value of $1,000.00 on September 1, 2011 with the same investment held until February 29, 2012.

	Account value	Ending value	Expenses paid during
	on 9-1-11	on 2-29-12	period ended 2-29-12[1,2]

Class A	$1,000.00	$1,027.50	$3.18

Class B	1,000.00	1,024.00	6.69

Class C	1,000.00	1,022.60	6.69

Class I	1,000.00	1,028.60	1.36

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | International Allocation Portfolio	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Portfolio’s ongoing operating expenses with those of any other fund. It provides an example of the Portfolio’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Portfolio’s actual return). It assumes an account value of $1,000.00 on September 1, 2011, with the same investment held until February 29, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 9-1-11	on 2-29-12	period ended 2-29-12[1,2]

Class A	$1,000.00	$1,022.50	$3.17

Class B	1,000.00	1,018.20	6.67

Class C	1,000.00	1,018.20	6.67

Class I	1,000.00	1,023.70	1.36

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Portfolio’s annualized expense ratio of 0.63%, 1.33%, 1.33% and 0.27% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2 The Portfolio’s expense ratios do not include fees and expenses indirectly incurred by the underlying funds, whose ratios can vary based on the mix of underlying funds. The range of expense ratios of the underlying funds held were 0.48% to 1.35%.

10	International Allocation Portfolio | Annual report

Portfolio summary

1 As a percentage of net assets on 2-29-12.

Annual report | International Allocation Portfolio	11

Portfolio’s investments

Investment companies
Underlying Funds’ Subadvisers
Atlantis Investment Management (Hong Kong) Ltd.	(Atlantis)
Dimensional Fund Advisors, Inc.	(DFA)
Templeton Investment Counsel, LLC	(Franklin)
Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)
Invesco Advisers, Inc.	(Invesco)
Marsico Capital Management, LLC	(Marsico)
John Hancock Asset Management*	(John Hancock)

*Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

As of 2-29-12

	Shares	Value
Affiliated Investment Companies 98.45%		$16,157,006

(Cost $14,592,536)

EQUITY 98.45%		16,157,006

International Large Cap 72.95%

John Hancock Funds II (G)

International Growth Stock, Class NAV (Invesco)	210,010	2,303,810

International Opportunities, Class NAV (Marsico) (I)	128,398	1,711,541

International Value, Class NAV (Franklin)	289,924	3,980,655

John Hancock Funds III (G)

International Core, Class NAV (GMO)	143,039	3,976,481

Emerging Markets 18.88%

John Hancock Funds II (G)

China Emerging Leaders, Class NAV (Atlantis) (I)	36,581	411,176

Emerging Markets, Class NAV (DFA)	186,840	2,001,061

John Hancock Investment Trust (G)

Greater China Opportunities, Class NAV (John Hancock) (A)	37,448	685,298

International Small Cap 6.62%

John Hancock Funds II (G)

International Small Company, Class NAV (DFA)	134,694	1,086,984

12	International Allocation Portfolio | Annual report	See notes to financial statements

	Shares	Value
Unaffiliated Investment Companies 1.54%		$253,094

(Cost $249,733)

Equity 1.54%

WisdomTree Japan Hedged Equity Fund	2,710	96,612

WisdomTree Japan SmallCap Dividend Fund	3,554	156,482

Total investments (Cost $14,842,269)† 99.99%		$16,410,100

Other assets and liabilities, net 0.01%		$1,413

Total net assets 100.00%		$16,411,513

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Portfolio.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund’s subadviser is shown parenthetically.

(I) Non-income producing.

† At 2-29-12, the aggregate cost of investment securities for federal income tax purposes was $16,978,482. Net unrealized depreciation aggregated $568,382.

See notes to financial statements	Annual report | International Allocation Portfolio	13

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-29-12

This Statement of assets and liabilities is the Portfolio’s balance sheet. It shows the value of what the Portfolio owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $249,733)	$253,094
Investments in affiliated funds, at value (Cost $14,592,536)	16,157,006

Total investments, at value (Cost $14,842,269)	16,410,100
Cash	49,294
Receivable for investments sold	18,302
Receivable for portfolio shares sold	5,400
Receivable due from adviser	1,632
Other receivables and prepaid expenses	29,045

Total assets	16,513,773

Liabilities

Payable for portfolio shares repurchased	51,692
Payable to affiliates
Accounting and legal services fees	709
Transfer agent fees	2,782
Trustees’ fees	612
Other liabilities and accrued expenses	46,465

Total liabilities	102,260

Net assets

Paid-in capital	$30,839,683
Undistributed net investment income	141,553
Accumulated net realized gain (loss) on investments	(16,137,554)
Net unrealized appreciation (depreciation) on investments	1,567,831

Net assets	$16,411,513

Net asset value per share

Based on net asset values and shares outstanding — the Portfolio has an unlimited number of shares authorized with no par value
Class A ($8,410,156 ÷ 1,101,431 shares)	$7.64
Class B ($2,200,274 ÷ 289,556 shares)[1]	$7.60
Class C ($5,575,220 ÷ 733,180 shares)[1]	$7.60
Class I ($225,863 ÷ 29,451 shares)	$7.67

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$8.04

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

14	International Allocation Portfolio | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 2-29-12

This Statement of operations summarizes the Portfolio’s investment income earned and expenses incurred in operating the Portfolio. It also shows net gains (losses) for the period stated.

Investment income

Income distributions received from affiliated underlying funds	$299,988
Dividends	5,209

Total investment income	305,197

Expenses

Investment management fees	13,747
Distribution and service fees	107,458
Accounting and legal services fees	3,245
Transfer agent fees	33,775
Trustees’ fees	1,308
State registration fees	59,660
Printing and postage	9,806
Professional fees	35,410
Custodian fees	12,000
Registration and filing fees	25,074
Other	8,712

Total expenses	310,195
Less expense reductions	(144,496)

Net expenses	165,699

Net investment income	139,498

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in affiliated issuers	(353,113)
Capital gain distributions received from affiliated underlying funds	2,485

(350,628)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	3,361
Investments in affiliated issuers	(1,466,394)

(1,463,033)

Net realized and unrealized loss	(1,813,661)

Decrease in net assets from operations	($1,674,163)

See notes to financial statements	Annual report | International Allocation Portfolio	15

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Portfolio’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Portfolio share transactions.

	Year	Year
	ended	ended
	2-29-12	2-28-11

Increase (decrease) in net assets

From operations
Net investment income	$139,498	$65,507
Net realized loss	(350,628)	(34,142)
Change in net unrealized appreciation (depreciation)	(1,463,033)	3,589,573

Increase (decrease) in net assets resulting from operations	(1,674,163)	3,620,938

Distributions to shareholders
From net investment income
Class A	(96,271)	—
Class B	(9,867)	—
Class C	(25,766)	—
Class I	(3,759)	—
From net realized gain
Class A	(1,275)	—
Class B	(330)	—
Class C	(862)	—
Class I	(38)	—

Total distributions	(138,168)	—

From Portfolio share transactions	(1,872,270)	(607,486)

Total increase (decrease)	(3,684,601)	3,013,452

Net assets

Beginning of year	20,096,114	17,082,662

End of year	$16,411,513	$20,096,114

Undistributed net investment income	$141,553	$137,738

16	International Allocation Portfolio | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Portfolio’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	2-29-12	2-28-11	2-28-10	2-28-09	2-29-08

Per share operating performance

Net asset value, beginning of year	$8.35	$6.82	$4.31	$9.48	$9.96
Net investment income[1,2]	0.08	0.05	0.02	0.12	0.13
Net realized and unrealized gain (loss) on investments	(0.70)	1.48	2.55	(4.86)	(0.03)
Total from investment operations	(0.62)	1.53	2.57	(4.74)	0.10
Less distributions
From net investment income	(0.09)	—	(0.06)	(0.14)	(0.13)
From net realized gain	—[3]	—	—[3]	(0.29)	(0.45)
Total distributions	(0.09)	—	(0.06)	(0.43)	(0.58)
Net asset value, end of year	$7.64	$8.35	$6.82	$4.31	$9.48
Total return (%)[4,5]	(7.34)	22.43	59.59	(50.67)	0.70

Ratios and supplemental data

Net assets, end of year (in millions)	$8	$11	$10	$13	$30
Ratios (as a percentage of average net assets):
Expenses before reductions	1.28[6]	1.15[6]	1.06[6,7]	0.92[6]	1.11[6]
Expenses net of fee waivers	0.63[6]	0.65[6]	0.67[6,7]	0.61[6]	0.58[6]
Expenses net of fee waivers and credits	0.63[6]	0.65[6]	0.66[6,7]	0.61[6]	0.58[6]
Net investment income[2]	1.01	0.62	0.29	1.56	1.21
Portfolio turnover (%)	18	64	41	23	23

1 Based on the average daily shares outstanding.
2 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
3 Less than ($0.005) per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Ratios do not include expenses incurred from underlying funds whose annualized expense ratios were 0.48% to 1.35%, 0.91% to 1.11%, 0.91% to 1.17%, 0.99% to 1.17% and 1.02% for the years ended 2-29-12, 2-28-11, 2-28-10, 2-28-09 and 2-29-08, respectively, based on the mix of underlying funds held by the Portfolio.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Annual report | International Allocation Portfolio	17

CLASS B SHARES Period ended	2-29-12	2-28-11	2-28-10	2-28-09	2-29-08

Per share operating performance

Net asset value, beginning of year	$8.30	$6.84	$4.32	$9.46	$9.95
Net investment income[1,2]	0.03	—	0.03	0.06	0.07
Net realized and unrealized gain (loss) on investments	(0.70)	1.46	2.51	(4.83)	(0.06)
Total from investment operations	(0.67)	1.46	2.54	(4.77)	0.01
Less distributions
From net investment income	(0.03)	—	(0.02)	(0.08)	(0.05)
From net realized gain	—[3]	—	—[3]	(0.29)	(0.45)
Total distributions	(0.03)	—	(0.02)	(0.37)	(0.50)
Net asset value, end of year	$7.60	$8.30	$6.84	$4.32	$9.46
Total return (%)[4,5]	(7.96)	21.35	58.73	(51.01)	(0.13)

Ratios and supplemental data

Net assets, end of year (in millions)	$2	$2	$1	$1	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	2.48[6]	2.33[6]	3.06[6,7]	3.03[6]	4.02[6]
Expenses net of fee waivers	1.33[6]	1.34[6]	1.44[6,7]	1.53[6]	1.34[6]
Expenses net of fee waivers and credits	1.33[6]	1.34[6]	1.37[6,7]	1.31[6]	1.33[6]
Net investment income[2]	0.43	0.05	0.48	0.80	0.70
Portfolio turnover (%)	18	64	41	23	23

1 Based on the average daily shares outstanding.
2 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
3 Less than ($0.005) per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Ratios do not include expenses incurred from underlying funds whose annualized expense ratios were 0.48% to 1.35%, 0.91% to 1.11%, 0.91% to 1.17%, 0.99% to 1.17% and 1.02% for the years ended 2-29-12, 2-28-11, 2-28-10, 2-28-09 and 2-29-08, respectively, based on the mix of underlying funds held by the Portfolio.
7 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

CLASS C SHARES Period ended	2-29-12	2-28-11	2-28-10	2-28-09	2-29-08

Per share operating performance

Net asset value, beginning of year	$8.31	$6.84	$4.32	$9.46	$9.95
Net investment income[1,2]	0.04	—[3]	0.03	0.06	0.08
Net realized and unrealized gain (loss) on investments	(0.72)	1.47	2.51	(4.83)	(0.07)
Total from investment operations	(0.68)	1.47	2.54	(4.77)	0.01
Less distributions
From net investment income	(0.03)	—	(0.02)	(0.08)	(0.05)
From net realized gain	—[3]	—	—[3]	(0.29)	(0.45)
Total distributions	(0.03)	—	(0.02)	(0.37)	(0.50)
Net asset value, end of year	$7.60	$8.31	$6.84	$4.32	$9.46
Total return (%)[4,5]	(8.07)	21.49	58.73	(51.01)	(0.13)

Ratios and supplemental data

Net assets, end of year (in millions)	$6	$6	$5	$3	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	2.06[6]	1.96[6]	2.11[6,7]	1.92[6]	2.31[6]
Expenses net of fee waivers	1.33[6]	1.35[6]	1.40[6,7]	1.31[6]	1.33[6]
Expenses net of fee waivers and credits	1.33[6]	1.35[6]	1.37[6,7]	1.31[6]	1.33[6]
Net investment income (loss)[2]	0.52	(0.06)	0.44	0.76	0.79
Portfolio turnover (%)	18	64	41	23	23

1 Based on the average daily shares outstanding.
2 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
3 Less than ($0.005) per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Ratios do not include expenses incurred from underlying funds whose annualized expense ratios were 0.48% to 1.35%, 0.91% to 1.11%, 0.91% to 1.17%, 0.99% to 1.17% and 1.02% for the years ended 2-29-12, 2-28-11, 2-28-10, 2-28-09 and 2-29-08, respectively, based on the mix of underlying funds held by the Portfolio.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

18	International Allocation Portfolio | Annual report	See notes to financial statements

CLASS I SHARES Period ended	2-29-12	2-28-11	2-28-10	2-28-09	2-29-08

Per share operating performance

Net asset value, beginning of year	$8.38	$6.82	$4.30	$9.49	$9.97
Net investment income[1,2]	0.13	0.07	0.09	0.11	0.16
Net realized and unrealized gain (loss) on investments	(0.73)	1.49	2.52	(4.84)	(0.03)
Total from investment operations	(0.60)	1.56	2.61	(4.73)	0.13
Less distributions
From net investment income	(0.11)	—	(0.09)	(0.17)	(0.16)
From net realized gain	—[3]	—	—[3]	(0.29)	(0.45)
Total distributions	(0.11)	—	(0.09)	(0.46)	(0.61)
Net asset value, end of year	$7.67	$8.38	$6.82	$4.30	$9.49
Total return (%)[4]	(6.96)	22.87	60.62	(50.48)	1.02

Ratios and supplemental data

Net assets, end of year (in millions)	—[5]	—[5]	—[5]	—[5]	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	6.58[6]	5.69[6]	4.68[6,7]	1.35[6]	7.17[6]
Expenses net of fee waivers	0.23[6]	0.18[6]	0.19[6,7]	0.16[6]	0.18[6]
Expenses net of fee waivers and credits	0.23[6]	0.18[6]	0.19[6,7]	0.16[6]	0.18[6]
Net investment income[2]	1.63	0.91	1.46	1.44	1.55
Portfolio turnover (%)	18	64	41	23	23

1 Based on the average daily shares outstanding.
2 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
3 Less than ($0.005) per share.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Less than $500,000.
6 Ratios do not include expenses incurred from underlying funds whose annualized expense ratios were 0.48% to 1.35%, 0.91% to 1.11%, 0.91% to 1.17%, 0.99% to 1.17% and 1.02% for the years ended 2-29-12, 2-28-11, 2-28-10, 2-28-09 and 2-29-08, respectively, based on the mix of underlying funds held by the Portfolio.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Annual report | International Allocation Portfolio	19

Notes to financial statements

Note 1 — Organization

John Hancock International Allocation Portfolio (the Portfolio) is a series of John Hancock Funds III (JHF III or the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Portfolio is to seek long-term growth of capital. The Portfolio is designed to provide diversification of investments within the international asset class.

The Portfolio operates as a “fund of funds”, investing in Class NAV shares of affiliated underlying funds of the Trust and John Hancock Funds II (JHF II) and other permitted investments, including other affiliated funds in the John Hancock Funds complex.

The Portfolio may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

The accounting policies of the underlying funds of the Portfolio are outlined in the underlying funds’ shareholder reports, available without charge by calling 1-800-344-1029 and jhfunds.com, on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Portfolio:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Portfolio uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Portfolio’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

20	International Allocation Portfolio | Annual report

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the year ended February 29, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3. As of February 29, 2012, all investments are categorized as Level 1 under the hierarchy described above.

In order to value the securities, the Portfolio uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Portfolio are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Portfolio in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Portfolio becomes aware of the dividends. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The Portfolio may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Portfolio to make properly authorized payments. The Portfolio is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Portfolio property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, effective March 30, 2011, the Portfolio and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 30, 2011, the Portfolio had a similar agreement with State Street Bank and Trust Company. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the year ended February 29, 2012, the Portfolio had no borrowings under the line of credit.

Expenses. Expenses that are directly attributable to an individual fund are allocated to the Portfolio. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Annual report | International Allocation Portfolio	21

Under the Regulated Investment Company Modernization Act of 2010, the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Portfolio has a capital loss carryforward of $13,723,865 available to offset future net realized capital gains as of February 29, 2012. The following table details the capital loss carryforward available as of February 29, 2012:

CAPITAL LOSS CARRYFORWARD EXPIRING AT FEBRUARY 28,			NO EXPIRATION DATE

2017	2018	2019	SHORT-TERM	LONG-TERM

$1,965,278	$6,868,187	$4,555,665	—	$334,735

Net capital losses of $277,476, that are a result of security transactions occurring after October 31, 2011, are treated as occurring on March 1, 2012, the first day of the Portfolio’s next taxable year.

As of February 29, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Portfolio’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Portfolio generally declares and pays dividends and capital gain distributions, if any, annually.

The tax character of distributions for the years ended February 29, 2012 and February 28, 2011 was as follows:

	FEBRUARY 29, 2012	FEBRUARY 28, 2011

Ordinary Income	$138,168	—

Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of February 29, 2012, the components of distributable earnings on a tax basis included $141,969 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Portfolio’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 may result in additional disclosure for transfers

22	International Allocation Portfolio | Annual report

between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Note 3 — Guarantees and indemnifications

Under the Portfolio’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Portfolio has an investment management agreement with the Adviser under which the Portfolio pays the Adviser a management fee that has two components: (a) a fee on assets invested in the funds of JHF II and JHF III (Portfolio Assets) and (b) a fee on assets invested in other permitted investments (other than JHF II and JHF III), including other affiliated funds in the John Hancock Funds complex (Other Assets). The Portfolio pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.05% of the first $500,000,000 of the Portfolio Assets; (b) 0.04% of the Portfolio Assets in excess of $500,000,000; (c) 0.50% of the first $500,000,000 of the Other Assets and (d) 0.49% of the Other Assets in excess of $500,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management, a division of Manulife Asset Management (US) LLC, each an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Portfolio is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Portfolio. This agreement excludes certain expenses such as taxes, portfolio brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 0.63%, 1.33%, 1.33% and 0.27% for Class A, Class B, Class C and Class I shares, respectively. The fee waivers and/or reimbursements will continue in effect until June 30, 2013. Prior to July 1, 2011, the fee waivers and/or reimbursements were such that these expenses would not exceed 0.63%, 1.33%, 1.33% and 0.17% for Class A, Class B, Class C and Class I shares, respectively.

The Adviser has voluntarily agreed to waive fees and/or reimburse certain other expenses of the Portfolio excluding adviser fees, Rule 12b-1 fees, transfer agent fees, service fees, blue sky fees, printing and postage, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. This voluntary expense reimbursement will continue in effect until terminated at any time by the Adviser on notice to the Portfolio. The fee waivers and/or reimbursements are such that these expenses will not exceed 0.16% of average net assets.

Annual report | International Allocation Portfolio	23

For the year ended February 29, 2012, the expense reductions amounted to the following:

EXPENSE
CLASS	REDUCTIONS

Class A	$62,768
Class B	25,829
Class C	40,768
Class I	15,131
Total	$144,496

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the year ended February 29, 2012 were equivalent to a net effective rate of 0.00% of the Portfolio’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Portfolio reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Portfolio, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended February 29, 2012 amounted to an annual rate of 0.02% of the Portfolio’s average daily net assets.

Distribution and service plans. The Portfolio has a distribution agreement with the Distributor. The Portfolio has adopted distribution and service plans with respect to Class A, Class B, and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Portfolio. The Portfolio may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Portfolio’s shares.

CLASS	12b–1 FEES

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $13,021 for the year ended February 29, 2012. Of this amount, $2,203 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $10,250 was paid as sales commissions to broker-dealers and $568 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended February 29, 2012, CDSCs received by the Distributor amounted to $4,807 and $331 for Class B and Class C shares, respectively.

Transfer agent fees. The Portfolio has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost)

24	International Allocation Portfolio | Annual report

of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Portfolio and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended February 29, 2012 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$28,860	$18,429	$17,182	$5,047
Class B	22,467	4,334	14,851	1,389
Class C	56,131	10,801	13,763	3,100
Class I	—	211	13,864	270
Total	$107,458	$33,775	$59,660	$9,806

Trustee expenses. The Portfolio compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 5 — Portfolio share transactions

Transactions in Portfolio shares for the years ended February 29, 2012 and February 28, 2011 were as follows:

	Year ended 2-29-12		Year ended 2-28-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	210,670	$1,670,818	299,343	$2,223,804
Distributions reinvested	13,601	92,622	—	—
Repurchased	(498,441)	(3,784,069)	(429,709)	(3,132,873)

Net decrease	(274,170)	($2,020,629)	(130,366)	($909,069)

Class B shares

Sold	68,532	$540,059	124,785	$912,788
Distributions reinvested	1,396	9,475	—	—
Repurchased	(58,582)	(433,759)	(35,612)	(257,341)

Net increase	11,346	$115,775	89,173	$655,447

Class C shares

Sold	160,969	$1,211,850	185,601	$1,310,203
Distributions reinvested	3,389	23,014	—	—
Repurchased	(157,331)	(1,182,384)	(221,117)	(1,580,337)

Net increase (decrease)	7,027	$52,480	(35,516)	($270,134)

Annual report | International Allocation Portfolio	25

	Year ended 2-29-12		Year ended 2-28-11
	Shares	Amount	Shares	Amount
Class I shares

Sold	21,746	$166,343	12,543	$92,073
Distributions reinvested	540	3,694	—	—
Repurchased	(24,949)	(189,933)	(24,742)	(175,803)

Net decrease	(2,663)	($19,896)	(12,199)	($83,730)

Net decrease	(258,460)	($1,872,270)	(88,908)	($607,486)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $3,191,850 and $5,084,683, respectively, for the year ended February 29, 2012.

Note 7 — Investment in affiliated underlying funds

The Portfolio invests primarily in affiliated underlying funds that are managed by the Adviser and affiliates. The Portfolio does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the Portfolio’s investment may represent a significant portion of each underlying fund’s net assets. For the year ended February 29, 2012, the Portfolio did not hold 5% or more of any underlying fund’s net assets.

26	International Allocation Portfolio | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of
John Hancock International Allocation Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock International Allocation Portfolio (the “Portfolio”) at February 29, 2012, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2012 by correspondence with the transfer agent and custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 23, 2012

Annual report | International Allocation Portfolio	27

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Portfolio, if any, paid during its taxable year ended February 29, 2012.

With respect to the ordinary dividends paid by the Portfolio for the fiscal year ended February 29, 2012, the Portfolio designates the maximum amount allowable for the corporate dividends-received deduction.

The Portfolio designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2012.

Income derived from foreign sources was $304,006. The Portfolio intends to pass through foreign tax credits of $23,270 for the fiscal year.

Eligible shareholders will be mailed a 2012 Form 1099-DIV in early 2013. This Form will reflect the tax character of all distributions for calendar year 2012.

28	International Allocation Portfolio | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Steven R. Pruchansky, Born: 1944	2006	48

Chairman (since January 2011); Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000);
Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

William H. Cunningham, Born: 1944	2006	48

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson, Born: 1952	2008	48

President, Cambridge College, Cambridge, Massachusetts (since May 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–May 2011); Board of Directors of Eastern Bank
Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001);
Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of Boston
Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Stanley Martin,[2] Born: 1947	2008	48

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation & Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore,[2] Born: 1939	2006	48

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Annual report | International Allocation Portfolio	29

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson,[2] Born: 1943	2006	48

Presidential Advisor for Global Initiatives, American Council on Education (since 2011); Chairperson of the Board of the Trust (during 2009 and 2010); Principal, PMP Globalinc (consulting) (2007–2011);
Senior Associate, Institute for Higher Education Policy (2007–2011); Executive Director, CIES
(international education agency) (until 2007); Vice President, Institute of International Education (until
2007); Former President Wells College, St. Lawrence University and the Association of Colleges and
Universities of the State of New York. Director of the following: Mutual Fund Directors Forum (since
2011); Niagara Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997);
ONBANK (until 1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison
(since 2007); Ford Foundation, International Fellowships Program (until 2007); UNCF, International
Development Partnerships (until 2005); Roth Endowment (since 2002); Council for International
Educational Exchange (since 2003).

Gregory A. Russo, Born: 1949	2008	48

Member, Audit Committee and Finance Committee of NCH Healthcare Systems, Inc. (since 2011);
Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie, Born: 1959	2010	48

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2009); Trustee,
John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC,
John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2010); Senior
Vice President, Individual Business Product Management, MetLife, Inc. (1999–2006).

John G. Vrysen, Born: 1955	2009	48

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009); Trustee, John Hancock retail funds (since 2009).

30	International Allocation Portfolio | Annual report

Principal officers who are not Trustees

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2006

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (since 2005);
Director, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock retail funds (since 2005); Member, Investment Company Institute Sales
Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971	2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock
Variable Insurance Trust (since 2006); Senior Vice President, Product Management and Development,
John Hancock Funds, LLC (until 2009).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2006); Vice President and Associate General
Counsel, Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal
Counsel, MML Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual
Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Variable Insurance Trust, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable Insurance Trust
(since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President,
Goldman Sachs (2005–2007).

Annual report | International Allocation Portfolio	31

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock closed-end funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Variable Insurance Trust (since
October 2010) and (2007–2009); Assistant Treasurer, John Hancock retail funds (2007–2009);
Assistant Treasurer, Fidelity Group of Funds (2005–2007); Vice President, Fidelity Management
Research Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

32	International Allocation Portfolio | Annual report

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Investment Management
William H. Cunningham	Services, LLC
Deborah C. Jackson
Stanley Martin*	Subadviser
Hugh McHaffie†	John Hancock Asset Management a division of
Dr. John A. Moore,* Vice Chairman^	Manulife Asset Management (US) LLC
Patti McGill Peterson*
Gregory A. Russo	Principal distributor
John G. Vrysen†	John Hancock Funds, LLC

Officers	Custodian
Keith F. Hartstein	State Street Bank and Trust Company
President and Chief Executive Officer
Transfer agent
Andrew G. Arnott	John Hancock Signature Services, Inc.
Senior Vice President and Chief Operating Officer
Legal counsel
Thomas M. Kinzler	K&L Gates LLP
Secretary and Chief Legal Officer
Independent registered
Francis V. Knox, Jr.	public accounting firm
Chief Compliance Officer	PricewaterhouseCoopers LLP

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
^Effective 1-1-12

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | International Allocation Portfolio	33

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock International Allocation Portfolio.	3180A 2/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	4/12

John Hancock

MUTUAL FUNDS

John Hancock

Global Shareholder Yield Fund

Annual Report

2.29.12

A look at performance

Total returns for the period ended February 29, 2012

									SEC 30-day	SEC 30-day
	Average annual total returns (%)				Cumulative total returns (%)				yield (%)	yield (%)
	with maximum sales charge				with maximum sales charge				subsidized	unsubsidized[1]

				Since				Since	as of	as of
	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception	2-29-12	2-29-12

Class A2	0.68	1.47	—	1.47	0.68	7.57	—	7.57	2.72	2.32

Class B2	0.33	1.45	—	1.45	0.33	7.47	—	7.47	2.21	1.41

Class C2	4.22	1.82	—	1.82	4.22	9.43	—	9.43	2.21	1.70

Class I2,3	6.45	3.02	—	3.02	6.45	16.02	—	16.02	3.29	2.90

Class R6[3,4]	6.57	2.98	—	2.98	6.57	15.80	—	15.80	3.26	–9.77

Class NAV [3,5]	6.53	—	—	3.80	6.53	—	—	15.38	3.08	3.04

Performance figures assume all dividends have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, Class NAV and Class R6 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 6-30-12 for Class A, Class B, Class C and Class I shares.

For Class R6 shares the fee waivers and expense limitations are contractual at least until 6-30-13. Had the fee waivers and expense limitations not been in place gross expenses would apply. For Class NAV shares the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R6	Class NAV

Net (%)	1.42	2.12	2.12	0.97	0.97*	0.99
Gross (%)	1.56	2.88	2.38	1.12	1.07*	0.99

* Expenses have been estimated for the class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

6 Global Shareholder Yield Fund | Annual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B	3-1-07	$10,943	$10,747	$9,986

Class C6	3-1-07	10,943	10,943	9,986

Class I [3]	3-1-07	11,602	11,602	9,986

Class R6[3]	3-1-07	11,580	11,580	9,986

Class NAV [3]	4-28-08	11,538	11,538	9,516

MSCI World Index (gross of foreign withholding tax on dividends) — is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 Unsubsidized yields reflect what the yields would have been without the effect of reimbursements and waivers.

2 From 3-1-07.

3 For certain types of investors, as described in the Fund’s prospectuses.

4 Class R6 shares were first offered 9-1-11. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares.

5 From 4-28-08.

6 No contingent deferred sales charge is applicable.

Annual report | Global Shareholder Yield Fund 7

Management’s discussion of
Fund performance

By Epoch Investment Partners, Inc.

Many global equities markets finished the 12 months ended February 29, 2012 little changed, though that belies some sharp volatility during the period. Europe suffered from fiscal crises and Japan endured the tragic tsunami and nuclear disaster. Emerging-market shares lagged as growth slowed, but they rebounded late in the period to finish little changed overall. U.S. equities finished the period as the best performing major market. In that environment, John Hancock Global Shareholder Yield Fund’s Class A shares enjoyed a positive total return of 5.98%, excluding sales charges, and outperformed its benchmark, the MSCI World Index, which declined 1.13%, and the average world stock fund tracked by Morningstar, Inc., which lost 1.88%.

In a period of such solid performance relative to the benchmark, the Fund benefited from stock selection and allocation decisions across a number of sectors. The leading contribution to performance came from the consumer staples sector, due to stock selection and an overweight position in this, the best performing sector in the benchmark. Tobacco-related securities were the key contributors as a result of stakes in Lorillard, Inc., Imperial Tobacco Group PLC, Philip Morris International, Inc. and Reynolds American, Inc. In the financials sector, the Fund benefited from an underweight position in this poorest performing sector in the benchmark index. Stock selection was most effective in the utilities sector. The leading contributor in this space was multi-utility NiSource, Inc. Other notable individual contributors were Canadian telecommunications company BCE, Inc., U.S. pharmaceutical firm Bristol-Myers Squibb Company and U.K.-based printing and publishing firm Pearson PLC. Relative to the benchmark index, the leading detractors were in the information technology sector, where stock choices hurt, as did an underweight position. The key detractor in the space was Taiwanese mobile device maker HTC Corp., which we sold. Stock selection also detracted modestly from performance in the industrials sector, which was home to U.S.-based Pitney Bowes, Inc., a global mail stream technology company, and U.K.-based transportation concern FirstGroup PLC.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

8 Global Shareholder Yield Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2011 with the same investment held until February 29, 2012.

	Account value	Ending value	Expenses paid during
	on 9-1-11	on 2-29-12	period ended 2-29-12[1]

Class A	$1,000.00	$1,067.80	$7.30

Class B	1,000.00	1,065.00	10.78

Class C	1,000.00	1,065.00	10.78

Class I	1,000.00	1,071.20	4.94

Class R6	1,000.00	1,071.20	5.00

Class NAV	1,000.00	1,071.50	4.89

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Global Shareholder Yield Fund 9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2011, with the same investment held until February 29, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 9-1-11	on 2-29-12	period ended 2-29-12[1]

Class A	$1,000.00	$1,017.80	$7.12

Class B	1,000.00	1,014.40	10.52

Class C	1,000.00	1,014.40	10.52

Class I	1,000.00	1,020.10	4.82

Class R6	1,000.00	1,020.00	4.87

Class NAV	1,000.00	1,020.10	4.77

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.42%, 2.10%, 2.10%, 0.96%, 0.97% and 0.95% for Class A, Class B, Class C, Class I, Class R6 and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

10 Global Shareholder Yield Fund | Annual report

Portfolio summary

Top 10 Holdings (16.8% of Net Assets on 2-29-12)[1,2]

Imperial Tobacco Group PLC	2.0%	Vivendi SA	1.6%

BCE, Inc.	1.9%	CenturyLink, Inc.	1.6%

Vodafone Group PLC	1.8%	Anheuser-Busch InBev NV	1.5%

Pearson PLC	1.8%	Altria Group, Inc.	1.5%

Nestle SA	1.6%	Daimler AG	1.5%

Sector Composition[1,3]

Consumer Staples	18.1%	Health Care	8.0%

Telecommunication Services	15.9%	Financials	5.9%

Utilities	11.8%	Information Technology	5.0%

Consumer Discretionary	10.0%	Materials	3.3%

Industrials	9.6%	Short-Term Investments & Other	2.9%

Energy	9.5%

Top 10 Countries[1,2,3]

United States	48.7%	Canada	3.4%

United Kingdom	17.5%	Belgium	2.0%

France	7.3%	Netherlands	1.5%

Germany	5.5%	Taiwan	1.4%

Switzerland	4.8%	Hong Kong	1.1%

1 As a percentage of net assets on 2-29-12.

2 Cash and cash equivalents not included.

3 International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | Global Shareholder Yield Fund 11

Fund’s investments

As of 2-29-12

	Shares	Value
Common Stocks 96.07%	$1,475,774,416

(Cost $1,346,918,155)

Australia 0.51%		7,840,130

Westpac Banking Corp.	352,361	7,840,130

Belgium 2.05%		31,445,449

Anheuser-Busch InBev NV	352,320	23,679,643

Mobistar SA	162,288	7,765,806

Brazil 0.55%		8,509,260

CPFL Energia SA	528,100	8,509,260

Canada 3.39%		52,056,215

BCE, Inc.	708,600	29,032,942

Rogers Communications, Inc., Class B	331,200	12,696,363

Shaw Communications, Inc., Class B	503,100	10,326,910

France 7.28%		111,883,247

Air Liquide SA	60,340	7,839,723

France Telecom SA	962,100	14,712,210

Sanofi	151,750	11,232,275

SCOR SE	504,100	13,335,839

Total SA	418,600	23,431,335

Vinci SA	328,400	17,097,345

Vivendi SA	1,130,100	24,234,520

Germany 5.08%		77,965,154

BASF SE	265,000	23,239,948

Bayer AG	118,050	8,722,668

Daimler AG	389,800	23,533,838

Deutsche Telekom AG	811,300	9,462,936

Muenchener Rueckversicherungs AG	89,300	13,005,764

Hong Kong 1.11%		17,048,016

China Mobile, Ltd., ADR	321,600	17,048,016

Italy 0.94%		14,425,364

Terna Rete Elettrica Nazionale SpA	3,832,800	14,425,364

Netherlands 1.48%		22,804,080

Royal Dutch Shell PLC, ADR	312,000	22,804,080

Norway 0.76%		11,628,085

Orkla ASA	1,399,900	11,628,085

12 Global Shareholder Yield Fund | Annual report	See notes to financial statements

Philippines 0.71%		$10,829,041

Philippine Long Distance Telephone Company, ADR	164,151	10,829,041

Spain 0.56%		8,624,241

Telefonica SA	506,000	8,624,241

Switzerland 4.77%		73,251,533

Nestle SA	403,300	24,645,496

Novartis AG	253,500	13,817,605

Roche Holdings AG	83,500	14,526,542

Swisscom AG	50,900	20,261,890

Taiwan 1.39%		21,399,576

Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1,473,800	21,399,576

United Kingdom 17.51%		268,963,408

AstraZeneca PLC, ADR	416,700	18,705,663

BAE Systems PLC	3,092,600	15,387,660

British American Tobacco PLC	263,100	13,297,596

Compass Group PLC	1,065,700	10,683,125

Diageo PLC, ADR	174,700	16,694,332

FirstGroup PLC	3,415,172	15,981,538

GlaxoSmithKline PLC	621,250	13,699,964

Imperial Tobacco Group PLC	782,500	31,009,260

National Grid PLC	2,249,560	22,984,242

Pearson PLC	1,408,500	26,845,839

Reckitt Benckiser Group PLC	202,600	11,216,396

Scottish & Southern Energy PLC	709,500	14,550,279

Unilever PLC	236,200	7,624,818

United Utilities Group PLC	1,456,563	14,160,564

Vodafone Group PLC	10,213,900	27,597,557

WM Morrison Supermarket PLC	1,849,250	8,524,575

United States 47.98%		737,101,617

Abbott Laboratories	159,400	9,023,634

Altria Group, Inc.	784,400	23,610,440

Arthur J. Gallagher & Company	467,600	15,954,512

AT&T, Inc.	545,400	16,683,786

Automatic Data Processing, Inc.	164,200	8,919,344

Bristol-Myers Squibb Company	336,000	10,809,120

CenturyLink, Inc.	595,300	23,960,825

CMS Energy Corp.	521,400	11,163,174

Coca-Cola Enterprises, Inc.	290,900	8,407,010

Comcast Corp., Special Class A	507,900	14,520,861

ConocoPhillips	206,400	15,799,920

Diamond Offshore Drilling, Inc.	180,500	12,358,835

Diebold, Inc.	261,200	10,220,756

Duke Energy Corp.	390,800	8,175,536

E.I. du Pont de Nemours & Company	392,700	19,968,795

Emerson Electric Company	309,200	15,555,852

Enterprise Products Partners LP	244,800	12,700,224

Exxon Mobil Corp.	100,800	8,719,200

See notes to financial statements	Annual report | Global Shareholder Yield Fund 13

	Shares	Value
United States (continued)

Genuine Parts Company	157,500	$9,872,100

H.J. Heinz Company	147,900	7,795,809

Honeywell International, Inc.	263,100	15,672,867

Integrys Energy Group, Inc.	423,450	22,032,104

Johnson & Johnson	173,800	11,310,904

Kimberly-Clark Corp.	307,200	22,388,736

Kinder Morgan Energy Partners LP	203,500	18,111,500

Lockheed Martin Corp.	224,700	19,865,727

Lorillard, Inc.	168,000	22,021,440

Markwest Energy Partners LP	153,600	9,186,816

Mattel, Inc.	493,500	16,009,140

McDonald’s Corp.	97,000	9,630,160

Meggitt PLC	1,749,400	10,755,728

Merck & Company, Inc.	290,000	11,069,300

Microchip Technology, Inc.	208,300	7,513,381

Microsoft Corp.	450,300	14,292,522

NiSource, Inc.	314,900	7,557,600

NYSE Euronext	404,200	12,033,034

Oracle Corp.	488,700	14,304,249

PepsiCo, Inc.	107,500	6,766,050

Philip Morris International, Inc.	261,200	21,815,424

Pitney Bowes, Inc.	613,500	11,122,755

PPL Corp.	69,732	1,990,849

Progress Energy, Inc.	308,200	16,359,256

R.R. Donnelley & Sons Company	932,300	12,884,386

Regal Entertainment Group	1,066,700	14,741,794

Reynolds American, Inc.	478,600	20,067,698

SCANA Corp.	201,600	9,072,000

Southern Company	161,300	7,127,847

Spectra Energy Corp.	282,300	8,858,574

TECO Energy, Inc.	718,200	12,891,690

The Coca-Cola Company	119,100	8,320,326

The Travelers Companies, Inc.	133,500	7,738,995

Time Warner, Inc.	295,700	11,002,997

Vectren Corp.	369,700	10,802,634

Verizon Communications, Inc.	585,700	22,321,027

Waste Management, Inc.	334,100	11,686,818

Williams Partners LP	217,900	13,555,556

Preferred Securities 1.07%		$16,451,019

(Cost $16,021,580)

Germany 0.40%		6,180,759

ProSiebenSat.1 Media AG	238,095	6,180,759

United States 0.67%		10,270,260

MetLife, Inc., Series B, 6.500%	400,400	10,270,260

14 Global Shareholder Yield Fund | Annual report	See notes to financial statements

	Shares	Value

Short-Term Investments 3.36%		$51,688,876

(Cost $51,688,876)

Money Market Funds 3.36%		51,688,876

State Street Institutional Treasury Money Market Fund, 0.000% (Y)	51,688,876	51,688,876

Total investments (Cost $1,414,628,611)† 100.50%	$1,543,914,311

Other assets and liabilities, net (0.50%)		($7,756,252)

Total net assets 100.00%	$1,536,158,059

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(Y) The rate shown is the annualized seven-day yield as of 2-29-12.

† At 2-29-12, the aggregate cost of investment securities for federal income tax purposes was $1,416,909,148. Net unrealized appreciation aggregated $127,005,163, of which $143,694,275 related to appreciated investment securities and $16,689,112 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of total net assets on 2-29-12:

Consumer Staples	18.1%
Telecommunication Services	15.9%
Utilities	11.8%
Consumer Discretionary	10.0%
Industrials	9.6%
Energy	9.5%
Health Care	8.0%
Financials	5.9%
Information Technology	5.0%
Materials	3.3%
Short-Term Investments & Other	2.9%

See notes to financial statements	Annual report | Global Shareholder Yield Fund 15

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-29-12

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments, at value (Cost $1,414,628,611)	$1,543,914,311
Foreign currency, at value (Cost $177,786)	179,046
Receivable for fund shares sold	4,543,442
Dividends and interest receivable	5,879,754
Receivable due from adviser	28,155
Other receivables and prepaid expenses	156,288

Total assets	1,554,700,996

Liabilities

Payable for investments purchased	17,001,976
Payable for fund shares repurchased	912,002
Payable to affiliates
Accounting and legal services fees	50,954
Transfer agent fees	62,241
Trustees’ fees	4,458
Other liabilities and accrued expenses	511,306

Total liabilities	18,542,937

Net assets

Paid-in capital	$1,427,319,927
Undistributed net investment income	5,269,247
Accumulated net realized loss on investments and foreign
currency transactions	(25,711,114)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	129,279,999

Net assets	$1,536,158,059

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($215,264,558 ÷ 21,935,781 shares)	$9.81
Class B ($8,199,633 ÷ 835,824 shares)[1]	$9.81
Class C ($44,707,871 ÷ 4,556,942 shares)[1]	$9.81
Class I ($248,877,006 ÷ 25,289,565 shares)	$9.84
Class R6 ($105,894 ÷ 10,764 shares)	$9.84
Class NAV ($1,019,003,097 ÷ 103,585,879 shares)	$9.84

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$10.33

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16 Global Shareholder Yield Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 2-29-12

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$33,883,447
Interest	974
Less foreign taxes withheld	(1,501,740)

Total investment income	32,382,681

Expenses

Investment management fees	6,667,207
Distribution and service fees	644,217
Accounting and legal services fees	125,867
Transfer agent fees	463,737
Trustees’ fees	39,976
State registration fees	99,016
Printing and postage	73,409
Professional fees	81,865
Custodian fees	602,486
Registration and filing fees	150,199
Other	20,350

Total expenses	8,968,329
Less expense reductions	(693,805)

Net expenses	8,274,524

Net investment income	24,108,157

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	8,957,516
Foreign currency transactions	(608,786)
8,348,730
Change in net unrealized appreciation (depreciation) of
Investments	72,935,652
Translation of assets and liabilities in foreign currencies	(25,726)
72,909,926
Net realized and unrealized gain	81,258,656

Increase in net assets from operations	$105,366,813

See notes to financial statements	Annual report | Global Shareholder Yield Fund 17

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	2-29-12	2-28-11

Increase (decrease) in net assets

From operations
Net investment income	$24,108,157	$9,385,567
Net realized gain	8,348,730	7,157,973
Change in net unrealized appreciation (depreciation)	72,909,926	38,332,146

Increase in net assets resulting from operations	105,366,813	54,875,686

Distributions to shareholders
From net investment income
Class A	(2,555,172)	(723,542)
Class B	(74,651)	(28,890)
Class C	(348,064)	(90,915)
Class I	(4,826,128)	(3,013,058)
Class R6	(1,084)	—
Class NAV	(10,611,958)	(4,805,780)

Total distributions	(18,417,057)	(8,662,185)

From Fund share transactions	1,095,081,829	65,670,818

Total increase	1,182,031,585	111,884,319

Net assets

Beginning of year	354,126,474	242,242,155

End of year	$1,536,158,059	$354,126,474

Undistributed net investment income	$5,269,247	$1,147,879

18 Global Shareholder Yield Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	2-29-12	2-28-11	2-28-10	2-28-09	2-29-08[1]

Per share operating performance

Net asset value, beginning of period	$9.50	$8.10	$6.10	$9.52	$10.00
Net investment income[2]	0.26	0.24	0.25	0.36	0.35
Net realized and unrealized gain (loss) on investments	0.29	1.40	1.99	(3.57)	(0.51)
Total from investment operations	0.55	1.64	2.24	(3.21)	(0.16)
Less distributions
From net investment income	(0.24)	(0.24)	(0.24)	(0.21)	(0.29)
From net realized gain	—	—	—	—	(0.03)
Total distributions	(0.24)	(0.24)	(0.24)	(0.21)	(0.32)
Net asset value, end of period	$9.81	$9.50	$8.10	$6.10	$9.52
Total return (%)[3,4]	5.98	20.64	37.19	(34.21)	(1.84)

Ratios and supplemental data

Net assets, end of period (in millions)	$215	$56	$22	$11	$27
Ratios (as a percentage of average net assets):
Expenses before reductions	1.53	1.55	1.66[5]	1.72	1.79
Expenses net of fee waivers	1.42	1.55	1.56[5]	1.56	1.45
Expenses net of fee waivers and credits	1.42	1.55	1.55[5]	1.55	1.45
Net investment income	2.78	2.80	3.34	4.28	3.31
Portfolio turnover (%)	19	39	53	54	24

1 The inception date for Class A shares is 3-1-07.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

See notes to financial statements	Annual report | Global Shareholder Yield Fund 19

CLASS B SHARES Period ended	2-29-12	2-28-11	2-28-10	2-28-09	2-29-08[1]

Per share operating performance

Net asset value, beginning of period	$9.49	$8.10	$6.09	$9.51	$10.00
Net investment income[2]	0.20	0.19	0.20	0.29	0.22
Net realized and unrealized gain (loss) on investments	0.29	1.38	2.00	(3.56)	(0.45)
Total from investment operations	0.49	1.57	2.20	(3.27)	(0.23)
Less distributions
From net investment income	(0.17)	(0.18)	(0.19)	(0.15)	(0.23)
From net realized gain	—	—	—	—	(0.03)
Total distributions	(0.17)	(0.18)	(0.19)	(0.15)	(0.26)
Net asset value, end of period	$9.81	$9.49	$8.10	$6.09	$9.51
Total return (%)[3,4]	5.33	19.65	36.49	(34.72)	(2.54)

Ratios and supplemental data

Net assets, end of period (in millions)	$8	$2	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.54	2.91	3.54[5]	3.94	3.89
Expenses net of fee waivers	2.11	2.25	2.29[5]	2.43	2.23
Expenses net of fee waivers and credits	2.11	2.25	2.25[5]	2.25	2.23
Net investment income	2.17	2.18	2.68	3.50	2.11
Portfolio turnover (%)	19	39	53	54	24

1 The inception date for Class B shares is 3-1-07.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

CLASS C SHARES Period ended	2-29-12	2-28-11	2-28-10	2-28-09	2-29-08[1]

Per share operating performance

Net asset value, beginning of period	$9.50	$8.10	$6.10	$9.51	$10.00
Net investment income[2]	0.20	0.18	0.20	0.29	0.22
Net realized and unrealized gain (loss) on investments	0.28	1.40	1.99	(3.55)	(0.45)
Total from investment operations	0.48	1.58	2.19	(3.26)	(0.23)
Less distributions
From net investment income	(0.17)	(0.18)	(0.19)	(0.15)	(0.23)
From net realized gain	—	—	—	—	(0.03)
Total distributions	(0.17)	(0.18)	(0.19)	(0.15)	(0.26)
Net asset value, end of period	$9.81	$9.50	$8.10	$6.10	$9.51
Total return (%)[3,4]	5.22	19.78	36.27	(34.62)	(2.54)

Ratios and supplemental data

Net assets, end of period (in millions)	$45	$11	$4	$3	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	2.29	2.39	2.63[5]	2.72	3.00
Expenses net of fee waivers	2.11	2.25	2.27[5]	2.28	2.23
Expenses net of fee waivers and credits	2.11	2.25	2.25[5]	2.25	2.22
Net investment income	2.13	2.10	2.66	3.50	2.08
Portfolio turnover (%)	19	39	53	54	24

1 The inception date for Class C shares is 3-1-07.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

20 Global Shareholder Yield Fund | Annual report	See notes to financial statements

CLASS I SHARES Period ended	2-29-12	2-28-11	2-28-10	2-28-09	2-29-08[1]

Per share operating performance

Net asset value, beginning of period	$9.53	$8.13	$6.11	$9.53	$10.00
Net investment income[2]	0.32	0.29	0.30	0.29	0.33
Net realized and unrealized gain (loss) on investments	0.27	1.38	2.00	(3.46)	(0.44)
Total from investment operations	0.59	1.67	2.30	(3.17)	(0.11)
Less distributions
From net investment income	(0.28)	(0.27)	(0.28)	(0.25)	(0.33)
From net realized gain	—	—	—	—	(0.03)
Total distributions	(0.28)	(0.27)	(0.28)	(0.25)	(0.36)
Net asset value, end of period	$9.84	$9.53	$8.13	$6.11	$9.53
Total return (%)[3]	6.45	21.09	38.08	(33.87)	(1.43)

Ratios and supplemental data

Net assets, end of period (in millions)	$249	$123	$86	$57	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12	1.09	1.19[4]	1.21	2.16
Expenses net of fee waivers	0.97	1.08	1.08[4]	1.10	1.09
Expenses net of fee waivers and credits	0.97	1.08	1.08[4]	1.10	1.09
Net investment income	3.43	3.40	3.96	3.78	3.14
Portfolio turnover (%)	19	39	53	54	24

1 The inception date for Class I shares is 3-1-07.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS R6 SHARES Period ended	2-29-12[1]

Per share operating performance

Net asset value, beginning of period	$9.29
Net investment income[2]	0.13
Net realized and unrealized gain on investments	0.52
Total from investment operations	0.65
Less distributions
From net investment income	(0.10)
Total distributions	(0.10)
Net asset value, end of period	$9.84
Total return (%)[3]	7.12[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	15.93[6]
Expenses net of fee waivers	0.97[6]
Expenses net of fee waivers and credits	0.97[6]
Net investment income	2.82[6]
Portfolio turnover (%)	19[7]

1 Period from 9-1-11 (inception date) to 2-29-12.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover rate is shown for the period from 3-1-11 to 2-29-12.

See notes to financial statements	Annual report | Global Shareholder Yield Fund 21

CLASS NAV SHARES Period ended	2-29-12	2-28-11	2-28-10	2-28-09[1]

Per share operating performance

Net asset value, beginning of period	$9.53	$8.13	$6.11	$9.71
Net investment income[2]	0.29	0.30	0.29	0.29
Net realized and unrealized gain (loss) on investments	0.31	1.38	2.01	(3.67)
Total from investment operations	0.60	1.68	2.30	(3.38)
Less distributions
From net investment income	(0.29)	(0.28)	(0.28)	(0.22)
Total distributions	(0.29)	(0.28)	(0.28)	(0.22)
Net asset value, end of period	$9.84	$9.53	$8.13	$6.11
Total return (%)[3]	6.53	21.19	38.16	(35.32)[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$1,019	$162	$129	$67
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99	0.99	1.05[5]	1.09[6]
Expenses net of fee waivers	0.94	0.99	1.00[5]	1.05[6]
Expenses net of fee waivers and credits	0.94	0.99	1.00[5]	1.05[6]
Net investment income	3.11	3.49	3.84	4.27[6]
Portfolio turnover (%)	19	39	53	54

1 The inception date for Class NAV shares is 4-28-08.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
6 Annualized.

22 Global Shareholder Yield Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Global Shareholder Yield Fund (the Fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The primary investment objective of the Fund is to seek to provide a high level of income. Capital appreciation is a secondary objective.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are sold to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Certain Class I shares may be exchanged for Class R6 shares within one year after the commencement of operations of Class R6 shares.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Annual report | Global Shareholder Yield Fund 23

The following is a summary of the values by input classification of the Fund’s investments as of February 29, 2012, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 2-29-12	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Australia	$7,840,130	—	$7,840,130	—
Belgium	31,445,449	—	31,445,449	—
Brazil	8,509,260	$8,509,260	—	—
Canada	52,056,215	52,056,215	—	—
France	111,883,247	—	111,883,247	—
Germany	77,965,154	—	77,965,154	—
Hong Kong	17,048,016	17,048,016	—	—
Italy	14,425,364	—	14,425,364	—
Netherlands	22,804,080	22,804,080	—	—
Norway	11,628,085	—	11,628,085	—
Philippines	10,829,041	10,829,041	—	—
Spain	8,624,241	—	8,624,241	—
Switzerland	73,251,533	—	73,251,533	—
Taiwan	21,399,576	21,399,576	—	—
United Kingdom	268,963,408	35,399,995	233,563,413	—
United States	737,101,617	726,345,889	10,755,728	—
Preferred Securities
Germany	6,180,759	—	6,180,759	—
United States	10,270,260	10,270,260	—	—
Short-Term Investments	51,688,876	51,688,876	—	—

Total Investments in
Securities	$1,543,914,311	$956,351,208	$587,563,103	—

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the year ended February 29, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

24 Global Shareholder Yield Fund | Annual report

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The Fund may be subject to capital gains and repatriation taxes as imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, effective March 30, 2011, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 30, 2011, the Fund had a similar agreement with State Street Bank and Trust Company. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the year ended February 29, 2012, the Fund had no borrowings under the line of credit.

Expenses. Expenses that are directly attributable to an individual fund are allocated to the Fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state

Annual report | Global Shareholder Yield Fund 25

registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $16,355,664 available to offset future net realized capital gains as of February 29, 2012. Net capital losses of $7,074,914 that are the result of security transactions occurring after October 31, 2011 are treated as occurring on March 1, 2012, the first day of the Fund’s next taxable year. The loss carryforward expires as follows: February 28, 2018.

As of February 29, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends quarterly and capital gain distributions, if any, annually. The tax character of distributions for the years ended February 29, 2012 and February 28, 2011 was as follows:

	FEBRUARY 29, 2012	FEBRUARY 28, 2011

Ordinary Income	$18,417,057	$8,662,185

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of February 29, 2012, the components of distributable earnings on a tax basis included $5,261,427 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and partnerships.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 may result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

26 Global Shareholder Yield Fund | Annual report

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.875% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.850% of the next $500,000,000; and (c) 0.800% of the Fund’s average daily net assets in excess of $1,000,000,000. The Adviser has a subadvisory agreement with Epoch Investments Partners, Inc. The Fund is not responsible for payment of the subadvisory fees. The Adviser has contractually agreed to limit the Fund’s management fee to 0.800% of the Fund’s average daily net assets until June 30, 2013.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes certain expenses such as taxes, portfolio brokerage commissions, interest expense, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.42%, 2.12%, 2.12%, 0.97% and 0.97% for Class A, Class B, Class C, Class I and Class R6 shares, respectively. For Class A, Class B, Class C and Class R6 shares, this expense limitation shall remain in effect until June 30, 2013 and thereafter until terminated by the Adviser. For Class I shares, this expense limitation shall remain in effect until June 30, 2012, at which time it will increase to 1.06% until June 30, 2013 and thereafter until terminated by the Adviser. Prior to April 1, 2011, the fee waivers and/or reimbursements were such that these expenses would not exceed 1.55%, 2.25%, 2.25% and 1.09% for Class A, Class B, Class C and Class I shares, respectively.

Accordingly, these expense reductions amounted to $133,068, $20,064, $41,276, $254,606, $237,406 and $7,385 for Class A, Class B, Class C, Class I, Class NAV and Class R6 shares, respectively, for the year ended February 29, 2012.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the year ended February 29, 2012 were equivalent to the net annual effective rate of 0.77% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended February 29, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Annual report | Global Shareholder Yield Fund 27

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $612,834 for the year ended February 29, 2012. Of this amount, $101,165 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $502,746 was paid as sales commissions to broker-dealers and $8,923 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended February 29, 2012, CDSCs received by the Distributor amounted to $15,669 and $10,253 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended February 29, 2012 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$360,437	$247,057	$24,417	$18,318
Class B	47,108	9,493	15,923	747
Class C	236,672	47,820	19,471	3,794
Class I	—	159,349	31,856	50,535
Class R6	—	18	7,349	15
Total	$644,217	$463,737	$99,016	$73,409

28 Global Shareholder Yield Fund | Annual report

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the years ended February 29, 2012 and February 28, 2011 were as follows:

		Year ended 2-29-12	Year ended 2-28-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	23,923,894	$222,879,898	4,386,382	$39,308,009
Distributions reinvested	264,170	2,420,399	74,691	629,739
Repurchased	(8,136,254)	(76,349,490)	(1,275,643)	(11,028,313)

Net increase	16,051,810	$148,950,807	3,185,430	$28,909,435

Class B shares

Sold	707,569	$6,681,380	109,440	$973,264
Distributions reinvested	4,514	41,724	3,088	25,713
Repurchased	(96,598)	(901,603)	(44,582)	(387,162)

Net increase	615,485	$5,821,501	67,946	$611,815

Class C shares

Sold	3,815,363	$35,728,262	756,536	$6,843,306
Distributions reinvested	30,880	284,377	7,194	60,372
Repurchased	(398,328)	(3,718,939)	(165,715)	(1,417,482)

Net increase	3,447,915	$32,293,700	598,015	$5,486,196

Class I shares

Sold	19,098,047	$180,093,293	9,776,895	$84,148,820
Distributions reinvested	468,780	4,324,243	342,757	2,878,289
Repurchased	(7,200,716)	(67,155,686)	(7,811,522)	(65,298,399)

Net increase	12,366,111	$117,261,850	2,308,130	$21,728,710

Class R6 shares[1]

Sold	10,764	$100,000	—	—

Net increase	10,764	$100,000	—	—

Class NAV shares

Sold	86,174,622	$787,875,241	1,838,986	$14,832,210
Distributions reinvested	1,163,218	10,611,958	571,534	4,805,780
Repurchased	(808,409)	(7,833,228)	(1,198,975)	(10,703,328)

Net increase	86,529,431	$790,653,971	1,211,545	$8,934,662

Net increase	119,021,516	$1,095,081,829	7,371,066	$65,670,818

1 Period from 9-1-11 (inception date) to 2-29-12.

Affiliates of the Fund owned 100% of shares of beneficial interest of Class R6 and Class NAV on February 29, 2012.

Annual report | Global Shareholder Yield Fund 29

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $1,214,957,777 and $145,602,046, respectively, for the year ended February 29, 2012.

30 Global Shareholder Yield Fund | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of
John Hancock Global Shareholder Yield Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Global Shareholder Yield Fund (the “Fund”) at February 29, 2012, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2012 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 23, 2012

Annual report | Global Shareholder Yield Fund 31

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended February 29, 2012.

The Fund designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2012.

The Fund designates the maximum amount allowable for the corporate dividends received deduction for the fiscal year ended February 29, 2012.

Shareholders will be mailed a 2012 Form 1099-DIV in January 2013. This will reflect the total of all distributions that are taxable for calendar year 2012.

32 Global Shareholder Yield Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Steven R. Pruchansky, Born: 1944	2006	48

Chairman (since January 2011); Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000);
Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

William H. Cunningham, Born: 1944	2006	48

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson, Born: 1952	2008	48

President, Cambridge College, Cambridge, Massachusetts (since May 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–May 2011); Board of Directors of Eastern Bank
Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001);
Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of Boston
Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Stanley Martin,[2] Born: 1947	2008	48

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation & Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore,[2] Born: 1939	2006	48

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former
Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Annual report | Global Shareholder Yield Fund 33

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson,[2] Born: 1943	2006	48

Presidential Advisor for Global Initiatives, American Council on Education (since 2011); Chairperson of the Board of the Trust (during 2009 and 2010); Principal, PMP Globalinc (consulting) (2007–2011);
Senior Associate, Institute for Higher Education Policy (2007–2011); Executive Director, CIES
(international education agency) (until 2007); Vice President, Institute of International Education (until
2007); Former President Wells College, St. Lawrence University and the Association of Colleges and
Universities of the State of New York. Director of the following: Mutual Fund Directors Forum (since
2011); Niagara Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997);
ONBANK (until 1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison
(since 2007); Ford Foundation, International Fellowships Program (until 2007); UNCF, International
Development Partnerships (until 2005); Roth Endowment (since 2002); Council for International
Educational Exchange (since 2003).

Gregory A. Russo, Born: 1949	2008	48

Member, Audit Committee and Finance Committee of NCH Healthcare Systems, Inc. (since 2011);
Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie, Born: 1959	2010	48

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2009); Trustee,
John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC,
John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2010); Senior
Vice President, Individual Business Product Management, MetLife, Inc. (1999–2006).

John G. Vrysen, Born: 1955	2009	48

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009); Trustee, John Hancock retail funds (since 2009).

34 Global Shareholder Yield Fund | Annual report

Principal officers who are not Trustees

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2006

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (since 2005);
Director, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock retail funds (since 2005); Member, Investment Company Institute Sales
Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971	2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock
Variable Insurance Trust (since 2006); Senior Vice President, Product Management and Development,
John Hancock Funds, LLC (until 2009).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2006); Vice President and Associate General
Counsel, Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal
Counsel, MML Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual
Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Variable Insurance Trust, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable Insurance Trust
(since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President,
Goldman Sachs (2005–2007).

Annual report | Global Shareholder Yield Fund 35

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock closed-end funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Variable Insurance Trust (since
October 2010) and (2007–2009); Assistant Treasurer, John Hancock retail funds (2007–2009);
Assistant Treasurer, Fidelity Group of Funds (2005–2007); Vice President, Fidelity Management
Research Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

36 Global Shareholder Yield Fund | Annual report

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Investment Management
William H. Cunningham	Services, LLC
Deborah C. Jackson
Stanley Martin*	Subadviser
Hugh McHaffie†	Epoch Investment Partners, Inc.
Dr. John A. Moore,* Vice Chairman^
Patti McGill Peterson*	Principal distributor
Gregory A. Russo	John Hancock Funds, LLC
John G. Vrysen†
Custodian
Officers	State Street Bank and Trust Company
Keith F. Hartstein
President and Chief Executive Officer	Transfer agent
John Hancock Signature Services, Inc.
Andrew G. Arnott
Senior Vice President and Chief Operating Officer	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer	Independent registered
public accounting firm
Francis V. Knox, Jr.	PricewaterhouseCoopers LLP
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
^Effective 1-1-12

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | Global Shareholder Yield Fund 37

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund.	3200A 2/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	4/12

ITEM 2. CODE OF ETHICS.

As of the end of the year, February 29, 2012, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Stanley Martin is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant, for the audits of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $127,599 for the fiscal year ended February 29, 2012 (broken out as follows: John Hancock Global Shareholder Yield Fund - $27,376, John Hancock International Growth Fund - $35,808, John Hancock International Core Fund - $38,958 and John Hancock International Allocation Fund - $25,457) and $202,369 for the fiscal year ended February 28, 2011 (broken out as follows: John Hancock Classic Value Mega Cap Fund - $25,833, John Hancock Global Shareholder Yield Fund - $25,833, John Hancock Growth Opportunities Fund - $28,680, John Hancock International Growth Fund - $33,065, John Hancock U.S. Core Fund - $28,088, John Hancock International Core Fund - $36,863 and John Hancock International Allocation Fund - $24,007). John Hancock Classic Value Mega Cap Fund liquidated prior to February 29, 2012. John Hancock Growth Opportunities Fund and John Hancock U.S. Core Fund both merged away prior to February 29, 2012. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services

Audit-related fees amounted to $14,783 for the fiscal year ended February 29, 2012 (broken out as follows: John Hancock Global Shareholder Yield Fund - $2,238, John Hancock International Growth Fund - $2,238, John Hancock International Core Fund - $2,238 and John Hancock International Allocation Fund - $8,069) and $7,982 for the fiscal year ended February 28, 2011 (broken out as follows: John Hancock Classic Value Mega Cap Fund - $347, John Hancock Global Shareholder Yield Fund - $347, John Hancock Growth Opportunities Fund - $347, John Hancock International Growth Fund - $347, John Hancock U.S. Core Fund - $347, John Hancock International Core Fund - $347 and John Hancock International Allocation Fund - $5,900) billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates"). The nature of the services provided was security counts and affiliated service provider internal controls review.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning (“tax fees”) amounted to $14,460 for the fiscal year ended February 29, 2012 (broken out as follows: John Hancock Global Shareholder Yield Fund - $3,072, John Hancock International Growth Fund - $3,900, John Hancock International Core Fund - $4,786 and John Hancock International Allocation Portfolio - $2,702) and $23,223 for the fiscal year ended February 28, 2011 (broken out as follows: John Hancock Classic Value Mega Cap Fund - $2,926, John Hancock Global Shareholder Yield Fund - $2,926, John Hancock Growth Opportunities - $3,598, John Hancock International Growth Fund - $3,715, John Hancock

U.S. Core Fund - $2,926, John Hancock International Core Fund - $4,558 and John Hancock International Allocation Portfolio - $2,574). The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(d) All Other Fees

Other fees amounted to $4,733 for the fiscal year ended February 29, 2012 (broken out as follows: John Hancock Global Shareholder Yield Fund - $1,461, John Hancock International Growth Fund - $1,461, John Hancock International Core Fund - $1,461 and John Hancock International Allocation Portfolio - $350) and $133 for the fiscal year ended February 28, 2011 (broken out as follows: John Hancock Classic Value Mega Cap Fund - $19, John Hancock Global Shareholder Yield Fund - $19, John Hancock Growth Opportunities - $19, John Hancock International Growth Fund - $19, John Hancock U.S. Core Fund - $19, John Hancock International Core Fund - $19 and John Hancock International Allocation Portfolio - $19) billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant for the fiscal year ended February 29, 2012, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $2,673,534 for the fiscal year ended February 29, 2012 and $2,028,605 for the fiscal year ended February 28, 2011.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Stanley Martin - Chairman
Dr. John A. Moore
Patti McGill Peterson

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By: /s/ Keith F. Hartstein
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Keith F. Hartstein
President and
Chief Executive Officer

Date: April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: April 23, 2012

By: /s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer

Date: April 23, 2012